                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-06652
                                    --------------------------------------------

                          Julius Baer Investments Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    330 Madison Avenue, New York, NY                           10017
--------------------------------------------------------------------------------
(Address of principal executive offices)                     (Zip code)

                                  Michael Quain
                     330 Madison Avenue, New York, NY 10017
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-297-3600
                                                    ------------------

Date of fiscal year end:   10/31/04
                          --------------

Date of reporting period:  11/1/03 - 4/30/04
                          ----------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER TOTAL RETURN BOND FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                      MARKET
                FACE                                                                                  VALUE
CURRENCY        VALUE                                                                                (NOTE 1)
--------   ----------------                                                                       --------------
FOREIGN GOVERNMENT BONDS--38.3%
                              GERMANY--13.8%
                              Bundesobligation
EUR               2,765,000     4.500% due 08/18/2006                                             $    3,455,412
                                                                                                  --------------
EUR               1,000,000     3.000% due 04/11/2008                                                  1,191,677
                                                                                                  --------------
                                                                                                       4,647,089
                                                                                                  --------------
                              Deutschland Republic
EUR               4,320,000     5.250% due 07/04/2010                                                  5,629,138
                                                                                                  --------------
                                                                                                      10,276,227
                                                                                                  --------------
                              ITALY--4.4%
                              Buoni Poliennali Del Tes
EUR               2,660,000     4.750% due 03/15/2006                                                  3,318,773
                                                                                                  --------------
                              ICELAND--3.9%
                              Housing Financing Fund
ISK              99,378,308     4.750% due 12/15/2022                                                  2,427,808
ISK              19,780,528     4.750% due 12/15/2037                                                    498,657
                                                                                                  --------------
                                                                                                       2,926,465
                                                                                                  --------------
                              AUSTRALIA--3.8%
                              New South Wales Treasury Corp
AUD               3,635,000     8.000% due 03/01/2008                                                  2,810,273
                                                                                                  --------------
                              NEW ZEALAND--3.3%
                              New Zealand Government
NZD               3,930,000     6.500% due 02/15/2006                                                  2,488,967
                                                                                                  --------------
                              FRANCE--3.2%
                              Government of France
EUR               1,750,000     5.750% due 10/25/2032                                                  2,366,333
                                                                                                  --------------
                              UNITED KINGDOM--2.6%
                              United Kingdom Gilts
GBP                 995,000     7.250% due 12/07/2007                                                  1,905,642
                                                                                                  --------------
                              CANADA--2.2%
                              Canada Government
CAD               2,135,000     5.250% due 06/01/2013                                                  1,624,323
                                                                                                  --------------

                       See Notes to Financial Statements.

                                                                                                      MARKET
                FACE                                                                                  VALUE
CURRENCY        VALUE                                                                                (NOTE 1)
--------   ----------------                                                                       --------------
FOREIGN GOVERNMENT BONDS--CONTINUED
                              HUNGARY--1.1%
                              Republic of Hungary
HUF             185,000,000     6.250% due 06/12/2008                                             $      795,735
                                                                                                  --------------
                              TOTAL FOREIGN GOVERNMENT BONDS (COST $25,664,992)                       28,512,738
                                                                                                  --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--35.6%
                              Fannie Mae
USD               2,000,000     3.250% due 11/15/2007                                                  1,991,875
USD               1,265,212     5.500% due 10/01/2017                                                  1,299,920
USD               1,120,328     5.500% due 11/01/2017                                                  1,151,061
USD               2,168,443     5.000% due 08/01/2033                                                  2,103,158
USD               2,124,155     5.500% due 01/01/2034                                                  2,121,520
                                                                                                  --------------
                                                                                                       8,667,534
                                                                                                  --------------
                              Ginnie Mae
USD                 234,668     7.000% due 04/15/2032                                                    249,544
                                                                                                  --------------
                              U.S. Treasury Bond
USD                 580,000     7.250% due 05/15/2016                                                    706,785
USD                 700,000     5.375% due 02/15/2031                                                    708,641
                                                                                                  --------------
                                                                                                       1,415,426
                                                                                                  --------------
                              U.S. Treasury Inflation Indexed Note
USD               5,012,679     3.625% due 01/15/2008                                                  5,519,429
                                                                                                  --------------
                              U.S. Treasury Notes
USD               5,060,000     6.875% due 05/15/2006                                                  5,513,819
USD               2,160,000     3.000% due 02/15/2008                                                  2,145,150
USD               1,755,000     2.625% due 05/15/2008                                                  1,709,480
USD               1,400,000     4.000% due 02/15/2014                                                  1,344,437
                                                                                                  --------------
                                                                                                      10,712,886
                                                                                                  --------------
                              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $26,736,110)         26,564,819
                                                                                                  --------------
CORPORATE BONDS--23.9%
                              UNITED STATES--19.9%
                              ABN-Amro Bank NV (Chicago)
USD               1,666,000     7.250% due 05/31/2005                                                  1,758,966
                                                                                                  --------------

                       See Notes to Financial Statements.

                                                                                                      MARKET
                FACE                                                                                  VALUE
CURRENCY        VALUE                                                                                (NOTE 1)
--------   ----------------                                                                       --------------
CORPORATE BONDS--CONTINUED
UNITED STATES--CONTINUED
                              Bank of America Corp
USD                 865,000     7.500% due 09/15/2006                                             $      952,292
                                                                                                  --------------
                              Cargill Inc. (144A)
USD                 750,000     3.625% due 03/04/2009                                                    730,486
                                                                                                  --------------
                              Citizens Communications Co
USD                 700,000     9.250% due 05/15/2011                                                    741,711
                                                                                                  --------------
                              Comcast Cable Communications Inc
USD                 715,000     6.750% due 01/30/2011                                                    783,580
                                                                                                  --------------
                              Cox Enterprises Inc (144A)
USD                 600,000     4.375% due 05/01/2008                                                    601,495
                                                                                                  --------------
                              Ford Motor Credit Co
USD                 680,000     7.600% due 08/01/2005                                                    718,246
                                                                                                  --------------
                              General Motors Acceptance Corp
USD               1,000,000     6.125% due 09/15/2006                                                  1,054,786
                                                                                                  --------------
                              Hewlett-Packard Co
USD               1,630,000     7.150% due 06/15/2005                                                  1,719,767
                                                                                                  --------------
                              International Lease Finance Corp
USD                 895,000     5.625% due 06/01/2007                                                    949,965
                                                                                                  --------------
                              International Paper Co
USD                 650,000     6.750% due 09/01/2011                                                    713,160
                                                                                                  --------------
                              Kinder Morgan Energy Partners LP
USD                 700,000     5.000% due 12/15/2013                                                    673,507
                                                                                                  --------------
                              Target Corp
USD                 910,000     5.500% due 04/01/2007                                                    966,930
                                                                                                  --------------
                              Valero Energy Corp.
USD                 515,000     6.875% due 04/15/2012                                                    570,364
                                                                                                  --------------
                              Verizon Global Funding Corp
USD                 885,000     6.875% due 06/15/2012                                                    981,364
                                                                                                  --------------
                              Wyeth
USD                 900,000     5.500% due 02/01/2014                                                    897,285
                                                                                                  --------------
                                                                                                      14,813,904
                                                                                                  --------------

                       See Notes to Financial Statements.

                                                                                                      MARKET
                FACE                                                                                  VALUE
CURRENCY        VALUE                                                                                (NOTE 1)
--------   ----------------                                                                       --------------
CORPORATE BONDS--CONTINUED
                              UNITED KINGDOM--4.0%
                              Abbey National Plc
USD                 885,000     6.690% due 10/17/2005                                             $      939,814
                                                                                                  --------------
                              Diageo Capital Plc
USD               1,075,000     3.500% due 11/19/2007                                                  1,073,365
                                                                                                  --------------
                              Vodafone Group Plc
USD                 950,000     7.625% due 02/15/2005                                                    992,769
                                                                                                  --------------
                                                                                                       3,005,948
                                                                                                  --------------
                              TOTAL CORPORATE BONDS (COST $17,780,344)                                17,819,852
                                                                                                  --------------
REPURCHASE AGREEMENTS--0.4%
                              UNITED STATES--0.4%
USD                 267,713   Investors Bank & Trust Repurchase Agreement, dated 4/30/2004, due 5/03/2004, with a maturity value of $267,729 and an effective yield of 0.71%, collateralized by a Small Business Association
                              Obligation, with a rate of 3.875%, a maturity of 3/25/2029, and
                              an aggregate market value of $281,099 (Cost $267,713)                      267,713
                                                                                                  --------------
                              TOTAL INVESTMENTS--98.2% (COST $70,449,159)                             73,165,122
                              OTHER ASSETS AND LIABILITIES (NET)--1.8%                                 1,376,523
                                                                                                  --------------
                              TOTAL NET ASSETS--100.0%                                            $   74,541,645
                                                                                                  ==============

Portfolio Footnotes:

----------
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

                             GLOSSARY OF CURRENCIES

     AUD   --   Australian Dollar               HUF   --   Hungarian Forint
     CAD   --   Canadian Dollar                 ISK   --   Icelandic Krona
     EUR   --   Euro                            NZD   --   New Zealand Dollar
     GBP   --   British Pound Sterling          USD   --   United States Dollar

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER TOTAL RETURN BOND FUND
SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS
APRIL 30, 2004 (UNAUDITED)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

                                  CONTRACTS TO RECEIVE
                        -----------------------------------------                                       NET UNREALIZED
EXPIRATION                     LOCAL                    VALUE IN                IN EXCHANGE              APPRECIATION
  DATE                        CURRENCY                    USD                     FOR USD               (DEPRECIATION)
----------                    --------                  --------                -----------             --------------
 7/19/04                AUD        1,168,867              836,416                  850,000              $      (13,584)
 8/17/04                EUR        1,280,000            1,530,457                1,540,800                     (10,343)
 5/13/04                GBP          436,848              774,031                  800,000                     (25,969)
 5/07/04                JPY      255,000,000            2,310,937                2,414,773                    (103,836)
 5/14/04                JPY      210,000,000            1,903,532                1,940,850                     (37,318)
 6/30/04                JPY      168,000,000            1,525,000                1,590,909                     (65,909)
 7/06/04                JPY       82,300,000              747,204                  796,709                     (49,505)
 7/08/04                JPY      335,000,000            3,041,716                3,174,152                    (132,436)
 8/17/04                KRW    1,950,000,000            1,648,811                1,672,384                     (23,573)
 7/06/04                MXN        8,790,000              763,435                  779,476                     (16,041)
 5/18/04                NOK       11,541,300            1,681,862                1,700,000                     (18,138)
 5/17/04                SEK       11,850,000            1,550,576                1,545,122                       5,454
 7/15/04                SEK        5,734,500              749,145                  750,000                        (855)
                                                                                                        --------------
             Net unrealized depreciation on forward foreign exchange contracts to buy                   $     (492,053)
                                                                                                        ==============

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

                                  CONTRACTS TO DELIVER
                        -----------------------------------------                                       NET UNREALIZED
EXPIRATION                      LOCAL                   VALUE IN                IN EXCHANGE              APPRECIATION
  DATE                        CURRENCY                     USD                    FOR USD               (DEPRECIATION)
----------                    --------                  --------                -----------             --------------
 7/19/04                AUD        1,177,775              842,790                  850,000              $        7,210
 6/14/04                CAD        2,300,000            1,670,504                1,757,066                      86,562
 6/16/04                EUR        2,860,000            3,424,453                3,538,421                     113,968
 6/30/04                EUR          652,000              780,392                  788,737                       8,345
 7/06/04                EUR        1,280,000            1,531,814                1,581,184                      49,370
 7/16/04                EUR        2,230,000            2,668,085                2,700,558                      32,473
 8/17/04                EUR        1,280,000            1,530,458                1,629,440                      98,982
 5/14/04                JPY      210,000,000            1,903,532                1,896,060                      (7,472)
 8/17/04                KRW    1,950,000,000            1,648,811                1,636,936                     (11,875)
 5/18/04                NOK       11,792,900            1,718,526                1,700,000                     (18,526)
 5/17/04                SEK       11,850,000            1,550,576                1,622,621                      72,045
                                                                                                        --------------
             Net unrealized appreciation on forward foreign exchange contracts to sell                  $      431,082
                                                                                                        ==============

                       See Notes to Financial Statements.

                             GLOSSARY OF CURRENCIES

     AUD   --   Australian Dollar               KRW   --   Republic of Korea Won
     CAD   --   Canadian Dollar                 MXN   --   Mexican Nuevo Peso
     EUR   --   Euro                            NOK   --   Norwegian Krone
     GBP   --   British Pound Sterling          SEK   --   Swedish Krona
     JPY   --   Japanese Yen

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                        SHARE              MARKET
DESCRIPTION                                                             AMOUNT             VALUE
----------------------------------------------------------------   ----------------   ----------------
COMMON STOCKS--74.4%
JAPAN--12.0%
Aeon Credit Service                                                         319,916   $     20,321,790
Bank of Yokohama                                                                 10                 55
Canon Inc                                                                   293,759         15,412,665
Credit Saison                                                             1,190,695         34,850,662
Daihatsu Motor                                                              150,000            897,105
Daiwa Securities                                                          1,925,000         14,478,275
Denso Corp                                                                  234,557          4,941,734
Fuji Photo Film                                                             237,956          7,654,785
Fuji Television Network                                                       3,936         10,200,680
Hitachi Credit                                                              323,000          5,446,994
Hitachi Ltd                                                                 962,391          6,758,670
Honda Motor                                                                 484,367         19,444,029
Ito-Yokado                                                                  799,717         33,262,662
Kao Corp                                                                  1,070,216         25,554,068
Koito Manufacturing                                                       1,405,148         10,109,986
Matsushita Electric Industrial                                            2,327,687         34,191,297
Mitsubishi Tokyo Financial                                                    2,702         24,043,895
Mizuho Financial                                                              5,039         23,835,422
Nidec Corp                                                                   52,200          5,633,655
Nomura Holdings                                                           3,907,086         63,445,228
NTT Corp                                                                      6,164         17,276,770
Sanyo Electric                                                            2,920,000         13,230,030
Seiyu Ltd* (1)                                                            2,403,625          8,625,214
Sharp Corp                                                                  773,000         13,939,287
Shiseido Co                                                               2,031,344         24,978,785
SMC Corp                                                                     44,495          5,100,464
Sony Corp                                                                 1,255,083         48,563,313
Sumitomo Mitsui Financial (1)                                                 6,722         50,801,033
Sumitomo Trust & Banking (1)                                                502,653          3,024,436
Tokyo Broadcasting System                                                 1,931,600         38,507,725
Toyota Motor                                                                578,795         20,926,936
UFJ Holdings                                                                  2,553         15,800,816
Uni-Charm Corp                                                              430,363         20,356,983
Yamaha Motor                                                                409,000          5,848,416
                                                                                      ----------------
                                                                                           647,463,865
                                                                                      ----------------

                       See Notes to Financial Statements.

                                                                        SHARE              MARKET
DESCRIPTION                                                             AMOUNT             VALUE
----------------------------------------------------------------   ----------------   ----------------
COMMON STOCKS--CONTINUED
UNITED KINGDOM--10.4%
BAE Systems                                                               3,078,147   $     11,449,481
BP Plc                                                                   16,490,048        142,557,805
British Land                                                                423,085          4,873,054
British Sky Broadcasting*                                                 1,612,020         19,038,780
Burberry Group                                                              407,608          2,800,973
Cadbury Schweppes                                                         1,523,689         12,118,622
Diageo Plc                                                                2,397,792         32,167,321
GlaxoSmithkline Plc                                                       2,906,740         60,154,968
HHG Plc* (1)                                                              2,654,654          2,223,942
Highland Gold Mining                                                        554,443          2,458,054
Invensys Plc                                                             15,605,494                 --
Pearson Plc                                                                 673,274          7,856,194
Peter Hambro Mining*                                                        589,302          5,371,499
Rank Group                                                                2,037,016         11,487,249
Reckitt Benckiser                                                           852,021         22,150,255
Reed Elsevier                                                             1,327,074         12,355,175
Royal & Sun Alliance Insurance Group                                      3,705,560          5,273,432
Royal Bank of Scotland                                                      919,633         27,609,972
Scottish & Newcastle                                                        616,895          4,493,485
Smith & Nephew                                                            2,245,494         22,797,218
Tesco Plc                                                                 4,521,107         19,943,544
Vodafone Group                                                           46,428,825        112,798,343
William Hill                                                                853,584          8,113,449
WPP Group                                                                   952,102          9,387,560
                                                                                      ----------------
                                                                                           559,480,375
                                                                                      ----------------
GERMANY--6.5%
Adidas-Salomon AG (1)                                                       112,329         12,972,604
Bayerische Hypo Vereinsbank*                                              1,399,302         24,288,944
Commerzbank AG                                                            1,495,402         25,777,777
Continental AG (1)                                                          121,564          5,276,697
Deutsche Bank                                                               351,152         28,939,863
Deutsche Post                                                               590,004         13,006,646
Deutsche Telekom* (1)                                                     1,756,969         30,328,799
E.ON AG (1)                                                                 150,247          9,960,005
Fraport AG                                                                1,100,316         31,062,540

                       See Notes to Financial Statements.

                                                                        SHARE              MARKET
DESCRIPTION                                                             AMOUNT             VALUE
----------------------------------------------------------------   ----------------   ----------------
COMMON STOCKS--CONTINUED
GERMANY--CONTINUED
Freenet.de AG* (1)                                                          103,740   $      9,091,837
Fresenius Medical Care (1)                                                  137,175          9,557,167
Henkel KGAA (1)                                                             162,924         13,044,431
Hypo Real Estate Holding*                                                   639,819         17,479,543
Man AG (1)                                                                  257,567          9,460,359
Medion AG (1)                                                               123,885          5,269,033
Metro AG (1)                                                                680,938         30,193,991
Muenchener Rueckver--Registered (1)                                         217,693         23,541,155
Puma AG (1)                                                                  35,661          8,203,461
Siemans AG                                                                  519,873         37,547,665
T-Online International*                                                     441,561          4,800,944
                                                                                      ----------------
                                                                                           349,803,461
                                                                                      ----------------
FRANCE--6.0%
Air France (1)                                                              309,610          5,392,737
Alcatel Alsthom* (1)                                                      1,346,754         20,067,257
Altran Technologies (1)                                                     554,305          5,774,271
Aventis SA (1)                                                              389,914         29,703,868
BNP Paribas                                                                 629,114         37,782,935
Bouygues SA (1)                                                             611,904         20,897,983
CNP Assurances                                                               79,358          4,708,955
Gecina SA                                                                    71,854          5,357,596
LVMH SA (1)                                                                 162,234         11,435,307
Pernod-Ricard (1)                                                            58,593          7,396,099
Renault SA (1)                                                              216,432         16,150,629
Scor SA*                                                                  6,318,255         10,073,431
Technip SA (1)                                                              137,610         19,069,375
Thales SA (1)                                                               341,795         12,697,432
TotalFina Elf--Class B                                                      586,456        108,475,080
Unibail                                                                      48,295          4,562,018
Valeo SA                                                                    110,062          4,537,307
                                                                                      ----------------
                                                                                           324,082,280
                                                                                      ----------------
SWITZERLAND--4.8%
Baloise Holding (1)                                                         170,922          6,933,902
Credit Suisse                                                             1,135,870         40,034,906

                       See Notes to Financial Statements.

                                                                        SHARE              MARKET
DESCRIPTION                                                             AMOUNT             VALUE
----------------------------------------------------------------   ----------------   ----------------
COMMON STOCKS--CONTINUED
SWITZERLAND--CONTINUED
Holcim Ltd--Registered (1)                                                  342,933   $     17,707,361
Micronas Semiconductor--Registered*                                          90,975          4,234,414
Nestle SA--Registered (1)                                                    98,787         24,990,079
Novartis AG--Registered                                                   1,125,724         50,182,668
Roche Holding (1)                                                           767,363         80,488,484
The Swatch Group--Class B (1)                                               175,546         23,320,838
UBS AG--Registered (1)                                                      175,330         12,460,789
                                                                                      ----------------
                                                                                           260,353,441
                                                                                      ----------------
TURKEY--3.8%
Akbank TAS                                                            8,401,216,983         39,089,182
Aksa Akrilik Kimya Sanayii                                               31,000,000            277,547
Dogan Sirketler Grubu*                                                6,119,322,421         11,324,112
Dogan Yayin*                                                            747,000,000          2,488,242
Enka Insaat Ve Sanayi                                                    36,738,780            712,243
Finansbank AS*                                                          396,566,333            472,469
Haci Omer Sabanci Holding*                                            8,256,949,806         26,921,702
Haci Omer Sabanci Holding--New*                                       1,392,719,942          4,369,130
Koc Holding                                                           2,178,127,688         10,057,614
Migros Turk                                                           1,497,234,422          7,494,093
Tofas Turk Otomobil Fabrikasi*                                          313,000,000            706,097
Trakya Cam Sanayii                                                      243,613,515            562,450
Turk Dis Ticaret Bankasi                                              1,836,472,903          2,964,765
Turk Sise ve Cam Fabrikalari*                                           335,000,000            862,002
Turkcell ILetisim Hizmetleri                                            925,945,585         10,052,565
Turkiye Garanti Bankasi*                                             13,798,584,097         42,315,014
Turkiye Is Bankasi                                                   10,235,018,706         36,618,031
Vestel Electronik*                                                      303,000,000            993,267
Yapi Ve Kredi Bankasi*                                                4,099,567,598          8,742,451
                                                                                      ----------------
                                                                                           207,022,976
                                                                                      ----------------
POLAND--2.9%
Agora SA*                                                                   709,126          8,435,149
Bank Millenium*                                                           6,628,172          5,245,203
Bank PEKAO                                                                1,901,645         59,153,560
Bank Prezemyslowo-Handlowy                                                   76,043          8,326,325

                       See Notes to Financial Statements.

                                                                        SHARE              MARKET
DESCRIPTION                                                             AMOUNT             VALUE
----------------------------------------------------------------   ----------------   ----------------
COMMON STOCKS--CONTINUED
POLAND--CONTINUED
Bank Zachodni WBK                                                         1,213,947   $     27,188,401
BRE Bank                                                                    188,586          5,373,489
Budimex*                                                                  1,055,397         12,869,254
Orbis SA                                                                    379,025          2,329,733
Telekomunikacja Polska                                                    6,207,458         25,179,252
                                                                                      ----------------
                                                                                           154,100,366
                                                                                      ----------------
AUSTRIA--2.5%
Bank Austria Creditanstalt                                                  824,659         46,808,315
Erste Bank                                                                   19,526          2,908,294
Erste Bank der Oesterreichischen Sparkassen                                 242,198         36,248,306
Flughafen Wien                                                               86,034          4,754,443
OMV AG                                                                      120,799         22,083,190
Telekom Austria*                                                            292,957          4,301,982
Wienerberger AG                                                             510,520         16,676,614
                                                                                      ----------------
                                                                                           133,781,144
                                                                                      ----------------
HUNGARY--2.4%
Egis Rt                                                                     187,510          8,299,894
Gedeon Richter                                                               63,464          6,454,690
Matav Rt                                                                  6,318,204         26,397,942
OTP Bank                                                                  4,859,951         90,619,423
                                                                                      ----------------
                                                                                           131,771,949
                                                                                      ----------------
ITALY--2.1%
Aedes SPA                                                                   159,731            672,086
Banca Antonveneta (1)                                                       532,638         10,215,997
Banca Intesa                                                              4,328,479         14,320,989
Banca Nazionale del Lavoro*                                               7,045,555         15,793,756
Banca Popolare di Milano                                                  1,216,809          7,191,143
Beni Stabili                                                              6,696,801          4,929,063
Capitalia SPA                                                             3,019,932          8,362,531
Cassa di Risparmio Di Firenze                                             5,325,639          9,250,575
Credito Emiliano                                                          1,652,840         11,848,425
Saipem SPA                                                                2,351,685         22,045,224
Telecom Italia (1)                                                        2,937,651          9,420,037
                                                                                      ----------------
                                                                                           114,049,826
                                                                                      ----------------

                       See Notes to Financial Statements.

                                                                        SHARE              MARKET
DESCRIPTION                                                             AMOUNT             VALUE
----------------------------------------------------------------   ----------------   ----------------
COMMON STOCKS--CONTINUED
RUSSIA--2.1%
Baltika Brewery                                                              29,360   $        422,784
JSC MMC Norilsk Nickel ADR* (1)                                              85,182          4,834,079
Moscow City Telephone                                                       225,000          3,369,375
Moscow City Telephone ADR                                                   137,946          2,033,541
North-West Telecom ADR (1)                                                  140,000          4,017,700
Sberbank RF                                                                 155,316         59,486,028
Sibirtelecom ADR                                                             55,525          2,087,002
Sun Interbrew GDR*                                                        1,107,335          9,026,441
Uralsvyazinform ADR (1)                                                   1,322,533          9,677,115
VolgaTelecom                                                              1,000,000          2,900,000
VolgaTelecom ADR                                                            239,050          1,385,964
Wimm-Bill-Dann Foods ADR*                                                   835,121         14,174,542
                                                                                      ----------------
                                                                                           113,414,571
                                                                                      ----------------
CZECH REPUBLIC--1.9%
Cesky Telecom                                                               859,850         10,811,918
Komercni Banka                                                              820,821         89,754,475
                                                                                      ----------------
                                                                                           100,566,393
                                                                                      ----------------
NETHERLANDS--1.8%
Euronext NV                                                                 368,580         10,723,342
Grolsch NV (1)                                                              104,207          2,954,314
Hagemeyer NV* (1)                                                         1,228,304          2,650,373
Heineken NV* (1)                                                            480,857         20,290,242
Philips Electronics                                                         701,104         19,094,988
Royal Dutch Petroleum (1)                                                   502,581         24,442,166
Unilever NV                                                                 286,453         18,869,035
                                                                                      ----------------
                                                                                            99,024,460
                                                                                      ----------------
NORWAY--1.7%
Norsk Hydro (1)                                                             451,352         26,515,092
Smedvig ASA (1)                                                             515,692          4,923,845
Sparebanken Midt-Norge                                                      104,970          2,830,803
Sparebanken Rogland (1)                                                     254,716          9,653,874
Statoil ASA (1)                                                           2,452,377         30,654,489
Telenor ASA (1)                                                           2,264,977         14,890,629
                                                                                      ----------------
                                                                                            89,468,732
                                                                                      ----------------

                       See Notes to Financial Statements.

                                                                        SHARE              MARKET
DESCRIPTION                                                             AMOUNT             VALUE
----------------------------------------------------------------   ----------------   ----------------
COMMON STOCKS--CONTINUED
BELGIUM--1.6%
Almancora*                                                                   11,628   $        561,744
Almanij NV                                                                  280,293         16,564,861
Belgacom SA*                                                                328,932          9,975,973
Fortis*                                                                   1,685,682         36,696,117
Fortis*                                                                     358,252          7,807,484
KBC Bank (1)                                                                211,463         11,886,206
                                                                                      ----------------
                                                                                            83,492,385
                                                                                      ----------------
AUSTRALIA--1.5%
AMP Ltd                                                                   6,518,417         27,162,856
John Fairfax                                                              4,732,874         11,450,573
Newcrest Mining                                                           2,575,387         21,203,367
News Corp (1)                                                             1,607,740         14,827,373
News Corp ADR (1)                                                               130              4,753
Sons of Gwalia*                                                             973,084          1,742,848
Southcorp Ltd                                                             1,833,161          4,726,355
                                                                                      ----------------
                                                                                            81,118,125
                                                                                      ----------------
SWEDEN--1.3%
Autoliv Inc                                                                 280,600         11,937,378
Elekta AB*                                                                  664,308         11,869,708
Ericsson AB--Class B*                                                     5,876,430         15,922,887
Getinge AB (1)                                                              684,528          7,885,183
Nobia AB                                                                    347,892          3,779,727
Skandia Forsakrings (1)                                                   4,664,938         18,319,138
                                                                                      ----------------
                                                                                            69,714,021
                                                                                      ----------------
CANADA--1.0%
Canadian Natural Resources                                                  441,752         24,219,670
Encana Corp                                                                 396,496         15,510,987
Petro-Canada                                                                140,590          6,197,103
Telesystem International Wireless*                                          931,681          9,130,474
                                                                                      ----------------
                                                                                            55,058,234
                                                                                      ----------------
SPAIN--1.0%
Banco Pastor (1)                                                             44,972          1,364,467
Endesa SA (1)                                                             1,199,881         21,992,484

                       See Notes to Financial Statements.

                                                                        SHARE              MARKET
DESCRIPTION                                                             AMOUNT             VALUE
----------------------------------------------------------------   ----------------   ----------------
COMMON STOCKS--CONTINUED
SPAIN--CONTINUED
Fadesa SA*                                                                  159,347   $      2,473,673
Grupo Empresarial Chapultec (1)                                             428,877         11,773,263
Promotora de Informaciones (1)                                              817,854         14,578,585
                                                                                      ----------------
                                                                                            52,182,472
                                                                                      ----------------
MEXICO--1.0%
Fomento Economico Mexicano                                                3,632,887         15,832,904
Grupo Financiero Banorte*                                                 8,654,134         30,658,951
Grupo Financiero Inbursa                                                  3,034,381          3,802,372
Grupo Modelo                                                                666,008          1,667,977
                                                                                      ----------------
                                                                                            51,962,204
                                                                                      ----------------
FINLAND--0.8%
Fortum Oyj (1)                                                            1,180,502         13,231,435
Nokia Oyj                                                                 2,048,397         28,827,757
                                                                                      ----------------
                                                                                            42,059,192
                                                                                      ----------------
BRAZIL--0.7%
Aracruz Celulose ADR (1)                                                    212,218          6,616,957
Cia de Concessoes Rodoviarias                                               326,900          2,790,907
Companhia de Bebidas das Americas ADR (1)                                   407,674          7,643,888
Electrobas                                                            1,187,693,997         12,251,752
Telesp Celular Partcipacoes ADR* (1)                                        542,949          3,887,515
Voctorantim Celulose Papel ADR (1)                                          126,747          4,005,205
                                                                                      ----------------
                                                                                            37,196,224
                                                                                      ----------------
INDONESIA--0.7%
PT Bank Mandiri Persero                                                  78,124,090         12,899,104
PT Indofood Sukses Makmur                                                35,835,820          3,060,449
Pt Semen Gresik                                                           1,256,586          1,409,402
PT Telekomunikasi Indonesia                                              21,009,216         19,258,049
                                                                                      ----------------
                                                                                            36,627,004
                                                                                      ----------------
ROMANIA--0.6%
Romanian Development Bank                                                19,617,200         13,379,610
SNP Petrom                                                              294,067,750         18,312,402
                                                                                      ----------------
                                                                                            31,692,012
                                                                                      ----------------

                       See Notes to Financial Statements.

                                                                        SHARE              MARKET
DESCRIPTION                                                             AMOUNT             VALUE
----------------------------------------------------------------   ----------------   ----------------
COMMON STOCKS--CONTINUED
GREECE--0.5%
Hellenic Bottling                                                           171,154   $      4,538,379
Hellenic Telecommunication                                                1,682,041         24,478,448
                                                                                      ----------------
                                                                                            29,016,827
                                                                                      ----------------
SOUTH AFRICA--0.5%
Nedcor Ltd                                                                3,043,818         26,170,818
                                                                                      ----------------
PORTUGAL--0.5%
Banco Comercial Portugues                                                 3,579,847          8,325,203
Jeronimo Martins*                                                           276,404          2,972,113
Media Capital SGPS*                                                       1,767,501          9,153,181
Portugal Telecom                                                            391,512          4,247,391
                                                                                      ----------------
                                                                                            24,697,888
                                                                                      ----------------
DENMARK--0.4%
A P Moller--Maersk (1)                                                        1,876         11,816,038
H. Lundbeck                                                                 230,309          4,674,592
Kobenhavns Lufthavne (1)                                                     36,288          5,126,547
                                                                                      ----------------
                                                                                            21,617,177
                                                                                      ----------------
IRELAND--0.4%
Celtic Resources Holdings*                                                  292,170          2,116,519
DePfa Bank*                                                                  83,554         12,532,064
Dragon Oil*                                                               6,606,698          4,891,425
                                                                                      ----------------
                                                                                            19,540,008
                                                                                      ----------------
LUXEMBOURG--0.3%
Millicom International Cellular* (1)                                        482,200         12,006,780
SBS Broadcasting*                                                           172,265          5,360,887
                                                                                      ----------------
                                                                                            17,367,667
                                                                                      ----------------
PHILIPPINES--0.3%
Ayala Corp                                                               25,214,400          2,566,466
Ayala Land                                                               22,221,000          2,261,780
Bank of the Philippine Islands                                            2,555,000          2,212,813
Globe Telecom                                                               153,320          2,327,179
Philippine Long Distance Telephone*                                         289,863          5,590,215
SM Prime Holdings                                                        20,387,000          2,257,132
                                                                                      ----------------
                                                                                            17,215,585
                                                                                      ----------------

                       See Notes to Financial Statements.

                                                                        SHARE              MARKET
DESCRIPTION                                                             AMOUNT             VALUE
----------------------------------------------------------------   ----------------   ----------------
COMMON STOCKS--CONTINUED
VENEZUELA--0.2%
CANTV ADR                                                                   697,410   $     13,404,220
                                                                                      ----------------
UKRAINE--0.1%
Centrenergo*                                                              2,053,250            824,614
Centrenergo ADR*                                                             33,000            662,663
Ukrnafta Oil ADR*                                                            19,250          1,430,708
UkrTelecom*                                                              19,600,000          2,207,000
                                                                                      ----------------
                                                                                             5,124,985
                                                                                      ----------------
ARGENTINA--0.1%
Grupo Financiero Galicia*                                                         4                  3
Grupo Financiero Galicia ADR* (1)                                           676,203          4,801,041
                                                                                      ----------------
                                                                                             4,801,044
                                                                                      ----------------
BULGARIA--0.0%
DZI*                                                                        192,919          2,379,121
                                                                                      ----------------
SOUTH KOREA--0.0%
SK Telecom*                                                                  11,740          2,001,108
                                                                                      ----------------
THAILAND--0.0%
Airports of Thailand*                                                       746,800            979,930
                                                                                      ----------------
TOTAL COMMON STOCKS (COST $3,521,406,490)                                                4,009,802,090
                                                                                      ----------------
PREFERRED STOCKS--0.6%
GERMANY--0.4%
Henkel KGAA--Vorzug (1)                                                      66,462          5,758,643
ProsiebenSat.1 Media* (1)                                                    96,744          1,832,356
ProsiebenSat.1 Media* (1)                                                   483,806          9,511,384
Rhoen-Klinikum AG--Vorzug                                                    59,995          2,717,773
                                                                                      ----------------
                                                                                            19,820,156
                                                                                      ----------------
BRAZIL--0.2%
Caemi Mineracao e Metalurgica*                                            8,300,000          3,013,573
Electrobras                                                             709,871,716          7,900,844
Energetica de Minas                                                       9,216,388            143,547
Telemig Celular Participacoes                                         1,864,300,000          2,910,004
                                                                                      ----------------
                                                                                            13,967,968
                                                                                      ----------------
TOTAL PREFERRED STOCKS (COST $24,471,449)                                                   33,788,124
                                                                                      ----------------

                       See Notes to Financial Statements.

                                                                        SHARE              MARKET
DESCRIPTION                                                             AMOUNT             VALUE
----------------------------------------------------------------   ----------------   ----------------
INVESTMENT FUNDS--0.0%
POLAND--0.0%
NFI Trzeci Fund (Cost $9,936)*                                                3,000   $          1,971
                                                                                      ----------------
RIGHTS--0.0%
BRAZIL--0.0%
Telemig Celular Participacoes, Rights, Expires TBD*                      17,850,797                 --
                                                                                      ----------------
INDONESIA--0.0%
Pt Lippo Bank Tbk Certificate of Entitlement, expires 12/12/21*           7,920,000                 --
                                                                                      ----------------
TOTAL RIGHTS (COST $0)                                                                              --
                                                                                      ----------------
WARRANTS--0.3%
LUXEMBOURG--0.3%
Citigroup Global Markets Holding Inc Warrants,
strike price USD 7.17, expires 1/19/09*                                   1,939,657         14,091,608
                                                                                      ----------------
THAILAND--0.0%
Siam Commercial Bank Public Company Warrants,
strike price THB 38.70, expires 6/22/2004*                                    2,100                399
                                                                                      ----------------
TOTAL WARRANTS (COST $11,152,302)                                                           14,092,007
                                                                                      ----------------

                                                                        FACE
                                                        CURRENCY        VALUE
                                                        --------   ----------------
CORPORATE BONDS--0.0%
GERMANY--0.0%
Preussag AG 2.125%, due 06/17/2004                      EUR                  21,000             25,119
                                                                                      ----------------
PORTUGAL--0.0%
Jeronimo Martins 0.000%, due 12/30/2004*                EUR                  14,360             18,919
                                                                                      ----------------
TOTAL CORPORATE BONDS (COST $37,171)                                                            44,038
                                                                                      ----------------
STRUCTURED NOTES--2.1%
INDIA--1.0%
CLSA Notes (144A) 0.000%, due 11/04/2008*               USD               1,533,351         10,855,205
CLSA Notes (144A) 0.000%, due 11/05/2008*               USD                  96,618          1,887,520
CLSA Notes (144A) 0.000%, due 12/12/2008*               USD                 891,472          6,311,087
CLSA Notes (144A) 0.000%, due 06/09/2008*               USD                 180,194          2,408,392
CLSA Notes Dr. Reddy (144A) 0.000%, due 10/22/2008*     USD                  80,420          1,571,077
CLSA Notes Dr. Reddy Class A (144A) 0.000%,
due 10/22/2008                                          USD                 232,289          4,537,975

                       See Notes to Financial Statements.

                                                                               FACE               MARKET
DESCRIPTION                                                    CURRENCY        VALUE              VALUE
------------------------------------------------------------   --------   ----------------   ----------------
STRUCTURED NOTES--CONTINUED
INDIA--CONTINUED
CLSA Notes Ranbaxy (144A) 0.000%, due 06/25/2008*              USD                 127,931   $      3,051,717
CLSA State Bank of India (144A) 0.000%, due 06/17/2008*        USD                 273,512          3,947,927
India Nifty 50 Notes (144A) 0.000%, due 10/08/2004*            USD                 531,510         21,289,633
                                                                                             ----------------
                                                                                                   55,860,533
                                                                                             ----------------
INDONESIA--0.7%
Indonesian Notes (144A) 0.000%, due 10/08/2004*                USD                     916         10,890,562
Indonesian Notes (144A) 0.000%, due 10/08/2004*                USD                   2,109         25,074,449
                                                                                             ----------------
                                                                                                   35,965,011
                                                                                             ----------------
PHILIPPINES--0.4%
Philippine Notes (144A) 0.000%, due 10/15/2004*                USD                     932         10,981,048
Philippine Notes (144A) 0.000%, due 11/03/2004*                USD                     747          8,801,333
                                                                                             ----------------
                                                                                                   19,782,381
                                                                                             ----------------
TOTAL STRUCTURED NOTES (COST $102,414,973)                                                        111,607,925
                                                                                             ----------------
FOREIGN GOVERNMENT BONDS--1.6%
HUNGARY--1.1%
Republic of Hungary 6.750%, due 02/12/2013                     HUF           3,403,100,000         14,799,499
Republic of Hungary 5.500%, due 02/12/2014                     HUF           2,230,500,000          8,902,765
Republic of Hungary 6.250%, due 06/12/2008                     HUF           5,834,010,000         25,109,811
Republic of Hungary 7.000%, due 06/24/2009                     HUF           2,610,350,000         11,537,060
                                                                                             ----------------
                                                                                                   60,349,135
                                                                                             ----------------
VENEZUELA--0.3%
Republic of Venezuela 9.250%, due 09/15/2027 (1)               USD              19,080,000         15,837,354
                                                                                             ----------------
BULGARIA--0.2%
Bulgaria Compensation Notes                                    BGN              16,204,680          2,404,462
Bulgaria Housing Compensation Notes                            BGN              11,836,179          1,748,974
Bulgaria Registered Comp Vouchers                              BGN              19,454,222          2,871,061
                                                                                             ----------------
                                                                                                    7,024,497
                                                                                             ----------------
TOTAL FOREIGN GOVERNMENT BONDS (COST $76,024,563)                                                  83,210,986
                                                                                             ----------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--0.5%
UNITED STATES--0.5%
U.S. Treasury Bill 0.890%, due 05/20/2004 (Cost $28,486,613)   USD              28,500,000         28,486,613
                                                                                             ----------------

                       See Notes to Financial Statements.

                                                                               FACE               MARKET
DESCRIPTION                                                    CURRENCY        VALUE              VALUE
------------------------------------------------------------   --------   ----------------   ----------------
SHORT-TERM INVESTMENTS--13.4% (2)
UNITED STATES--5.4%
Bank of America 1.050%, due 05/03/2004                                           5,000,000   $      5,000,000
Citigroup 1.030%, due 06/14/2004                                                40,000,000         40,000,000
Falcon Asset Securitization Corp 1.031%, due 05/13/2004                         15,000,000         15,000,000
Fleet National Bank 1.000%, due 07/21/2004                                      45,000,000         45,000,000
Goldman Sachs Group Inc 1.040%, due 05/03/2004                                  50,000,000         50,000,000
Govco Inc 1.037%, due 06/24/2004                                                14,916,625         14,916,625
Prefco 1.031%, due 05/25/2004                                                    5,000,000          5,000,000
Sheffield Receivables Corp 1.031%, due 05/07/2004                               14,965,667         14,965,667
Sheffield Receivables Corp 1.040%, due 05/14/2004                               24,955,653         24,955,653
Wells Fargo 1.030%, due 05/17/2004                                              50,000,000         50,000,000
Wells Fargo 1.030%, due 05/27/2004                                              25,000,000         25,000,000
                                                                                             ----------------
                                                                                                  289,837,945
                                                                                             ----------------
CANADA--2.9%
Bank of Montreal 1.020%, due 05/21/2004                                         13,968,602         13,968,602
Bank of Nova Scotia 1.020%, due 05/12/2004                                      15,000,000         15,000,000
Bank of Nova Scotia 1.040%, due 07/06/2004                                      30,000,000         30,000,000
Royal Bank of Canada 1.000%, due 05/14/2004                                     50,000,000         50,000,000
Royal Bank of Canada 1.050%, due 07/08/2004                                     50,000,000         50,000,000
                                                                                             ----------------
                                                                                                  158,968,602
                                                                                             ----------------
FRANCE--2.4%
BNP Paribas 1.010%, due 05/18/2004                                              15,000,000         15,000,000
BNP Paribas 1.080%, due 07/29/2004                                              15,000,000         15,000,000
Credit Agricole Indosuez 1.000%, due 05/07/2004                                  5,000,000          5,000,000
Credit Agricole Indosuez 1.020%, due 05/12/2004                                 49,000,000         49,000,000
Credit Agricole Indosuez 1.020%, due 05/19/2004                                 10,000,000         10,000,000
Credit Agricole Indozuez 1.000%, due 05/06/2004                                 35,000,000         35,000,000
                                                                                             ----------------
                                                                                                  129,000,000
                                                                                             ----------------
UNITED KINGDOM--2.2%
Royal Bank of Scotland 1.000%, due 05/07/2004                                   40,000,000         40,000,000
Royal Bank of Scotland 1.050%, due 07/07/2004                                   25,000,000         25,000,000
Royal Bank of Scotland 1.080%, due 07/29/2004                                   30,000,000         30,000,000
Royal Bank of Scotland 1.060%, due 07/30/2004                                   25,000,000         25,000,000
                                                                                             ----------------
                                                                                                  120,000,000
                                                                                             ----------------

                       See Notes to Financial Statements.

                                                                               FACE               MARKET
DESCRIPTION                                                    CURRENCY        VALUE              VALUE
------------------------------------------------------------   --------   ----------------   ----------------
SHORT-TERM INVESTMENTS--CONTINUED
GERMANY--0.3%
Deutsche Bank 1.050%, due 10/12/2004                                            15,000,000   $     15,000,000
                                                                                             ----------------
DENMARK--0.2%
Den Danske Bank 1.020%, due 05/20/2004                                          10,000,000         10,000,000
                                                                                             ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $722,806,547)                                                  722,806,547
                                                                                             ----------------

              FACE
CURRENCY      VALUE
--------   -----------
REPURCHASE AGREEMENTS--3.7%
                         UNITED STATES--3.7%
USD        199,634,197   Investors Bank & Trust Company Repurchase Agreement, dated
                         4/30/2004, due 5/03/2004, with a maturity value of $199,646,009 and an effective yield of 0.71%, collateralized by U.S. Government and Agency Obligations with rates from 1.60% - 5.136%, maturities from 10/15/2007 - 12/01/2035, and an aggregate market value of
                         $211,891,211 (Cost $199,634,197)                                          199,634,197
                                                                                             -----------------
                         TOTAL INVESTMENTS--96.6% (COST $4,686,444,241)                          5,203,474,498
                         OTHER ASSETS AND LIABILITIES (NET)--3.4%                                  182,915,367
                                                                                             -----------------
                         TOTAL NET ASSETS--100.0%                                            $   5,386,389,865
                                                                                             =================

Notes to the Portfolio of Investments:

----------
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
 ADR  American Depositary Receipt
 GDR  Global Depositary Receipt
 (1) All or a portion of this security was on loan to brokers at April 30, 2004.
 (2)  Represents investments of security lending collateral.
   *  Non-income producing security.

                             GLOSSARY OF CURRENCIES

        BGN   --   Bulgarian Lev           HUF   --     Hungarian Forint
        EUR   --   Euro                    USD   --     United States Dollar

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER INTERNATIONAL EQUITY FUND
SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS
APRIL 30, 2004 (UNAUDITED)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

                                  CONTRACTS TO RECEIVE
                        -----------------------------------------                                       NET UNREALIZED
EXPIRATION                     LOCAL                   VALUE IN                IN EXCHANGE               APPRECIATION
  DATE                        CURRENCY                   USD                     FOR USD                (DEPRECIATION)
----------                    --------                 --------                -----------              --------------
 6/09/04                EUR        50,000,000          59,879,110               61,409,500              $   (1,530,390)
 7/06/04                EUR        83,389,621          99,794,862              100,000,000                    (205,138)
 5/28/04                GBP        26,821,157          47,456,359               50,000,000                  (2,543,641)
 6/04/04                GBP        19,001,086          33,597,720               35,000,000                  (1,402,280)
 7/06/04                GBP        44,458,029          78,407,958               80,000,000                  (1,592,042)
 5/06/04                JPY     5,250,250,000          47,578,918               50,000,000                  (2,421,082)
 5/12/04                JPY     5,252,500,000          47,608,055               50,000,000                  (2,391,945)
 5/13/04                JPY    10,506,750,000          95,234,889              100,000,000                  (4,765,111)
 5/24/04                JPY    10,851,500,000          98,392,909              100,000,000                  (1,607,091)
 5/27/04                JPY     6,477,600,000          58,739,206               60,000,000                  (1,260,794)
 5/28/04                JPY     5,427,750,000          49,220,621               50,000,000                    (779,379)
 6/02/04                JPY    27,210,450,000         246,791,115              250,000,000                  (3,208,885)
 6/09/04                JPY    11,065,400,000         100,381,328              100,000,000                     381,328
 6/21/04                JPY     5,388,850,000          48,903,384               50,000,000                  (1,096,616)
 7/28/04                JPY     5,409,000,000          49,151,603               50,000,000                    (848,397)
 8/16/04                KRW   116,325,000,000          98,362,871              100,000,000                  (1,637,129)
                                                                                                        --------------
             Net unrealized depreciation on forward foreign exchange contracts to buy                   $  (26,908,592)
                                                                                                        ==============

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

                                  CONTRACTS TO DELIVER
                        -----------------------------------------                                       NET UNREALIZED
EXPIRATION                      LOCAL                  VALUE IN                IN EXCHANGE               APPRECIATION
  DATE                        CURRENCY                    USD                    FOR USD                (DEPRECIATION)
----------                    --------                 --------                -----------              --------------
 5/28/04                CZK     1,121,896,000          41,306,495               43,209,342              $    1,902,847
 5/28/04                GBP        27,439,359          48,550,183               50,000,000                   1,449,817
 5/06/04                JPY     5,525,000,000          50,068,763               50,000,000                     (68,763)
 5/12/04                JPY     5,527,250,000          50,098,358               50,000,000                     (98,358)
 5/24/04                JPY    10,501,000,000          95,214,849              100,000,000                   4,785,151
 6/02/04                JPY    26,303,500,000         238,565,334              250,000,000                  11,434,666
 8/16/04                KRW   116,325,000,000          98,362,871               97,588,087                    (774,784)
                                                                                                        --------------
             Net unrealized appreciation on forward foreign exchange contracts to sell                  $   18,630,576
                                                                                                        ==============

                       See Notes to Financial Statements.

                             GLOSSARY OF CURRENCIES

     CZK   --   Czech Koruna                    JPY   --   Japanese Yen
     EUR   --   Euro                            KRW   --   Republic of Korea Won
     GBP   --   British Pound Sterling

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS--INDUSTRY SECTOR (UNAUDITED)
APRIL 30, 2004
(PERCENTAGE OF NET ASSETS)

     At April 30, 2004, sector diversification of the Fund's investments were as follows:

                                                                     MARKET
                                                     % OF NET        VALUE
                                                      ASSETS        (NOTE 1)
                                                     --------   ----------------
INDUSTRY SECTOR
   Financials                                          30.3%    $  1,622,738,192
   Consumer Discretionary                               8.6          465,262,086
   Energy                                               8.1          438,975,530
   Telecommunications                                   7.5          405,385,291
   Consumer Staples                                     6.3          339,159,808
   Industrials                                          5.7          305,246,059
   Healthcare                                           5.5          294,786,214
   Information Technology                               2.7          147,404,021
   Materials                                            1.5           78,809,372
   Utilities                                            1.3           71,525,543
   Cash & Cash Equivalents                             19.1        1,034,182,382
                                                      -----     ----------------
TOTAL INVESTMENTS                                      96.6        5,203,474,498
OTHER ASSETS AND LIABILITIES (NET)                      3.4          182,915,367
                                                      -----     ----------------
NET ASSETS                                            100.0%    $  5,386,389,865
                                                      =====     ================

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER GLOBAL HIGH YIELD BOND FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)
(PERCENTAGE OF NET ASSETS)

                                                                                                      MARKET
                FACE                                                                                  VALUE
CURRENCY        VALUE                                                                                (NOTE 1)
--------   ----------------                                                                       --------------
CORPORATE BONDS--77.9%
                              UNITED STATES--57.6%
                              Adelphia Communications Corp
USD               1,150,000     8.375% due 02/01/2008 (1)                                         $    1,207,500
                                                                                                  --------------
                              Allied Waste Industries
USD                 695,000     9.250% due 05/01/2021                                                    771,449
                                                                                                  --------------
                              Allied Waste North America Inc
USD                 235,000     10.000% due 08/01/2009                                                   251,450
                                                                                                  --------------
                              American Tower Corp
USD                 600,000     9.375% due 02/01/2009                                                    646,500
                                                                                                  --------------
                              American Towers Inc (144A)
USD               1,200,000     7.250% due 12/01/2011                                                  1,233,000
                                                                                                  --------------
                              Buckeye Technologies Inc
USD               1,105,000     8.000% due 10/15/2010                                                  1,060,800
                                                                                                  --------------
                              Chesapeake Energy Corp
USD                 644,000     6.875% due 01/15/2016                                                    656,880
                                                                                                  --------------
                              CMS Energy Corp
USD               1,675,000     8.500% due 04/15/2011                                                  1,762,937
                                                                                                  --------------
                              Crown Castle International Corp
USD               1,000,000     7.500% due 12/01/2013                                                  1,002,500
                                                                                                  --------------
                              Crown Cork & Seal Company Inc
USD               2,340,000     7.375% due 12/15/2026                                                  2,117,700
                                                                                                  --------------
                              CSK Auto Inc (144A)
USD                 400,000     7.000% due 01/15/2014                                                    396,000
                                                                                                  --------------
                              Curative Health Services Inc (144A)
USD                 350,000     10.750% due 05/01/2011                                                   353,062
                                                                                                  --------------
                              Delta Air Lines Inc
USD                 200,000     9.750% due 05/15/2021                                                    108,000
                                                                                                  --------------
                              Dex Media East LLC
USD                 300,000     9.875% due 11/15/2009                                                    337,875
                                                                                                  --------------

                       See Notes to Financial Statements.

                                                                                                      MARKET
                FACE                                                                                  VALUE
CURRENCY        VALUE                                                                                (NOTE 1)
--------   ----------------                                                                       --------------
CORPORATE BONDS--CONTINUED
                              UNITED STATES--CONTINUED
                              Dex Media West LLC (144A)
USD                 500,000     9.875% due 08/15/2013                                             $      550,000
                                                                                                  --------------
                              Ethyl Corp
USD                 665,000     8.875% due 05/01/2010                                                    721,525
                                                                                                  --------------
                              Exco Resources Inc (144A)
USD                 440,000     7.250% due 01/15/2011                                                    446,600
                                                                                                  --------------
                              Finlay Enterprises Inc
USD                 610,000     9.000% due 05/01/2008                                                    629,063
                                                                                                  --------------
                              Fisher Scientific International Inc
USD                 695,000     8.125% due 05/01/2012                                                    757,550
                                                                                                  --------------
                              Fresenius Medical Care Capital Trust
EUR               1,525,000     7.375% due 06/15/2011                                                  2,010,903
                                                                                                  --------------
                              Hexcel Corp
USD                  50,000     9.875% due 10/01/2008                                                     55,375
USD                 525,000     9.750% due 01/15/2009                                                    553,875
                                                                                                  --------------
                                                                                                         609,250
                                                                                                  --------------
                              Hines Nurseries Inc
USD               1,300,000     10.250% due 10/01/2011                                                 1,430,000
                                                                                                  --------------
                              Hollinger Participation Trust (144A)
USD                 196,574     12.125% due 11/15/2010                                                   229,746
                                                                                                  --------------
                              Houghton Mifflin Co
USD                 750,000     9.875% due 02/01/2013                                                    744,375
                                                                                                  --------------
                              Ingles Markets Inc
USD               1,275,000     8.875% due 12/01/2011                                                  1,329,188
                                                                                                  --------------
                              InSight Health Services Corp
USD                 350,000     9.875% due 11/01/2011                                                    355,250
                                                                                                  --------------
                              INVISTA (144A)
USD                 420,000     9.250% due 05/01/2012                                                    422,100
                                                                                                  --------------

                       See Notes to Financial Statements.

                                                                                                      MARKET
                FACE                                                                                  VALUE
CURRENCY        VALUE                                                                                (NOTE 1)
--------   ----------------                                                                       --------------
CORPORATE BONDS--CONTINUED
                              UNITED STATES--CONTINUED
                              Jafra Cosmetics International Inc
USD                 100,000     10.750% due 05/15/2011                                            $      113,750
                                                                                                  --------------
                              John Q. Hamons Hotels LP
USD                 775,000     8.875% due 05/15/2012                                                    856,375
                                                                                                  --------------
                              MSW Energy Holdings LLC
USD                 300,000     8.500% due 09/01/2010                                                    327,000
                                                                                                  --------------
                              MSW Energy Holdings LLC (144A)
USD               1,000,000     7.375% due 09/01/2010                                                  1,040,000
                                                                                                  --------------
                              Mueller Group Inc (144A)
USD                 440,000     10.000% due 05/01/2012                                                   463,100
                                                                                                  --------------
                              NRG Energy Inc (144A)
USD                 790,000     8.000% due 12/15/2013                                                    799,875
                                                                                                  --------------
                              OM Group Inc
USD               1,625,000     9.250% due 12/15/2011                                                  1,673,750
                                                                                                  --------------
                              OMI Corp
USD                 900,000     7.625% due 12/01/2013                                                    936,000
                                                                                                  --------------
                              Overseas Shipholding Group
USD                 660,000     7.500% due 02/15/2024                                                    653,400
                                                                                                  --------------
                              Owens-Brockway Glass Container
USD                 550,000     8.750% due 11/15/2012                                                    603,625
USD                 100,000     8.250% due 05/15/2013                                                    103,750
                                                                                                  --------------
                                                                                                         707,375
                                                                                                  --------------
                              Premcor Refining Group Inc
USD                 100,000     9.250% due 02/01/2010                                                    114,000
USD                 250,000     7.750% due 02/01/2012                                                    263,125
USD                 425,000     7.500% due 06/15/2015                                                    450,500
                                                                                                  --------------
                                                                                                         827,625
                                                                                                  --------------
                              Rayovac Corp
USD               2,575,000     8.500% due 10/01/2013                                                  2,768,125
                                                                                                  --------------

                       See Notes to Financial Statements.

                                                                                                      MARKET
                FACE                                                                                  VALUE
CURRENCY        VALUE                                                                                (NOTE 1)
--------   ----------------                                                                       --------------
CORPORATE BONDS--CONTINUED
                              UNITED STATES--CONTINUED
                              Reliant Resources Inc
USD                 650,000     9.250% due 07/15/2010                                             $      698,750
USD               1,000,000     9.500% due 07/15/2013                                                  1,090,000
                                                                                                  --------------
                                                                                                       1,788,750
                                                                                                  --------------
                              Remington Arms Co Inc
USD               1,400,000     10.500% due 02/01/2011                                                 1,400,000
                                                                                                  --------------
                              Royal Caribbean Cruises Ltd
USD               1,080,000     7.500% due 10/15/2027                                                  1,055,700
                                                                                                  --------------
                              Royster-Clark Inc
USD               1,160,000     10.250% due 04/01/2009                                                 1,142,600
                                                                                                  --------------
                              Stone Energy Corp
USD                 850,000     8.250% due 12/15/2011                                                    922,250
                                                                                                  --------------
                              Terex Corp
USD                 225,000     9.250% due 07/15/2011                                                    252,000
                                                                                                  --------------
                              Tom Brown Inc
USD                 525,000     7.250% due 09/15/2013                                                    598,500
                                                                                                  --------------
                              True Temper Sports Inc (144A)
USD                 670,000     8.375% due 09/15/2011                                                    690,100
                                                                                                  --------------
                              United Agri Products (144A)
USD                 920,000     8.250% due 12/15/2011                                                  1,046,500
                                                                                                  --------------
                              United Rentals Inc
USD                 350,000     7.000% due 02/15/2014                                                    327,250
                                                                                                  --------------
                              Vanguard Health Systems Inc
USD                 200,000     9.750% due 08/01/2011                                                    218,000
                                                                                                  --------------
                              XM Satellite Radio Inc
USD                 450,000     14.000% due 12/31/2009                                                   435,375
USD                 365,000     12.000% due 06/15/2010                                                   423,856
                                                                                                  --------------
                                                                                                         859,231
                                                                                                  --------------
                                                                                                      43,608,459
                                                                                                  --------------

                       See Notes to Financial Statements.

                                                                                                      MARKET
                FACE                                                                                  VALUE
CURRENCY        VALUE                                                                                (NOTE 1)
--------   ----------------                                                                       --------------
CORPORATE BONDS--CONTINUED
                              CAYMAN ISLANDS--3.3%
                              CSN Islands VIII Corp (144A)
USD               1,000,000     9.750% due 12/16/2013                                             $      905,000
                                                                                                  --------------
                              RHM Finance Ltd, Floating Rate Note
GBP                 900,000     9.438% due 02/28/2011                                                  1,594,100
                                                                                                  --------------
                                                                                                       2,499,100
                                                                                                  --------------
                              CANADA--3.1%
                              Gerdau Ameristeel Corp
CAD                  20,000     6.500% due 04/30/2007                                                     13,889
USD                 350,000     10.375% due 07/15/2011                                                   395,500
                                                                                                  --------------
                                                                                                         409,389
                                                                                                  --------------
                              Norske Skog Canada Ltd (144A)
USD                 450,000     7.375% due 03/01/2014                                                    463,500
                                                                                                  --------------
                              Shaw Communications Inc
CAD               2,000,000     7.500% due 11/20/2013                                                  1,511,013
                                                                                                  --------------
                                                                                                       2,383,902
                                                                                                  --------------
                              LUXEMBOURG--2.9%
                              Cablecom Luxembourg SCA (144A)
EUR               1,200,000     9.375% due 04/15/2014                                                  1,434,904
                                                                                                  --------------
                              Lighthouse International Co (144A)
EUR                 440,000     8.000% due 04/30/2014                                                    535,362
                                                                                                  --------------
                              Millicom International Cellular SA (144A)
USD                 225,000     10.000% due 12/01/2013                                                   231,750
                                                                                                  --------------
                                                                                                       2,202,016
                                                                                                  --------------
                              UNITED KINGDOM--2.0%
                              Lucasvarity PLC
GBP                 400,000     10.875% due 07/10/2020                                                   868,941
                                                                                                  --------------
                              Lucite International Finance Plc
EUR                 500,000     10.250% due 05/15/2010                                                   659,312
                                                                                                  --------------
                                                                                                       1,528,253
                                                                                                  --------------

                       See Notes to Financial Statements.

                                                                                                      MARKET
                FACE                                                                                  VALUE
CURRENCY        VALUE                                                                                (NOTE 1)
--------   ----------------                                                                       --------------
CORPORATE BONDS--CONTINUED
                              BELGIUM--1.7%
                              Telenet Communication NV (144A)
EUR                 800,000     9.000% due 12/15/2013                                             $      992,565
                                                                                                  --------------
                              Telenet Group Holding NV (144A)
USD                 500,000     0.000% due 06/15/2014                                                    307,500
                                                                                                  --------------
                                                                                                       1,300,065
                                                                                                  --------------
                              AUSTRALIA--1.7%
                              Burns Philp Capital Property Ltd
USD                 700,000     10.750% due 02/15/2011                                                   763,000
USD                 500,000     9.750% due 07/15/2012                                                    530,000
                                                                                                  --------------
                                                                                                       1,293,000
                                                                                                  --------------
                              RUSSIA--1.4%
                              OAO Siberian Oil Co
USD               1,000,000     10.750% due 01/15/2009                                                 1,060,946
                                                                                                  --------------
                              FRANCE--1.3%
                              BSN Glasspack Obligation SA (144A)
EUR                 750,000     9.250% due 08/01/2009                                                    984,473
                                                                                                  --------------
                              MEXICO--1.1%
                              AXTEL SA (144A)
USD                 800,000     11.000% due 12/15/2013                                                   800,000
                                                                                                  --------------
                              GERMANY--0.7%
                              Schefenacker AG (144A)
EUR                 460,000     9.500% due 02/11/2014                                                    552,804
                                                                                                  --------------
                              NETHERLANDS--0.5%
                              Mobifon Holdings BV
USD                 300,000     12.500% due 07/31/2010                                                   343,500
                                                                                                  --------------
                              SWEDEN--0.3%
                              Ericsson LM Telefon AB
USD                 225,000     6.500% due 05/20/2009                                                    232,594
                                                                                                  --------------

                       See Notes to Financial Statements.

                                                                                                      MARKET
                FACE                                                                                  VALUE
CURRENCY        VALUE                                                                                (NOTE 1)
--------   ----------------                                                                       --------------
CORPORATE BONDS--CONTINUED
                              CHILE--0.3%
                              Empresa Elec Del Norte
USD                 280,000     4.000% due 11/05/2017                                             $      217,000
                                                                                                  --------------
                              TOTAL CORPORATE BONDS (COST $56,702,833)                                59,006,112
                                                                                                  --------------
FOREIGN GOVERNMENT BONDS--3.3%
                              SLOVAKIA--1.2%
                              Slovak Republic Treasury Bill
SKK              33,000,000     0.000% due 02/16/2005                                                    940,786
                                                                                                  --------------
                              TURKEY--0.9%
                              Turkey Government Bond
TRL         850,000,000,000     25.000% due 11/16/2015                                                   678,895
                                                                                                  --------------
                              URUGUAY--0.7%
                              Republica Orient Uruguay
UYU              15,000,000     10.500% due 10/20/2006                                                   552,576
                                                                                                  --------------
                              ECUADOR--0.5%
                              Republic of Ecuador
USD                 500,000     7.000% due 08/15/2030                                                    353,125
                                                                                                  --------------
                              TOTAL FOREIGN GOVERNMENT BONDS (COST $2,522,853)                         2,525,382
                                                                                                  --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--2.6%
                              U.S. Treasury Bill
USD               2,000,000     1.120% due 10/21/2004 (Cost $1,989,236)                                1,989,236
                                                                                                  --------------
OPTIONS--0.0%
                              UNITED STATES--0.0%
                              Delta Airlines Inc OTC
USD                  10,000     due 01/22/2005 (Cost $20,800)                                             26,500
                                                                                                  --------------

                       See Notes to Financial Statements.

                                                                                                      MARKET
                FACE                                                                                  VALUE
CURRENCY        VALUE                                                                                (NOTE 1)
--------   ----------------                                                                       --------------
REPURCHASE AGREEMENTS--5.7%
                              UNITED STATES--5.7%
USD               4,326,582   Investors Bank & Trust Repurchase Agreement, dated 4/30/2004, due 5/03/2004, with a maturity value of $4,326,838 and an
                              effective yield of 0.71%, collateralized by a Small Business
                              Association Obligation, with a rate of 4.125%, a maturity of
                              11/25/2015, and an aggregate market value of $4,542,911
                              (Cost $4,326,582)                                                   $    4,326,582
                                                                                                  --------------
                              TOTAL INVESTMENTS--89.5% (COST $65,562,304)                             67,873,812
                              OTHER ASSETS AND LIABILITIES (NET)--10.4%                                7,892,839
                                                                                                  --------------
                              TOTAL NET ASSETS--100.0%                                            $   75,766,651
                                                                                                  ==============

PORTFOLIO FOOTNOTES:

----------
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
 (1)  Defaulted Security.

                             GLOSSARY OF CURRENCIES

     CAD   --   Canadian Dollar                  TRL   --   Turkish Lira
     EUR   --   Euro                             USD   --   United States Dollar
     GBP   --   British Pound Sterling           UYU   --   Uruguayuan Peso
     SKK   --   Slovakia Koruna

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER GLOBAL HIGH YIELD BOND FUND
SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS
APRIL 30, 2004 (UNAUDITED)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

                                  CONTRACTS TO DELIVER
                        -----------------------------------------                             NET UNREALIZED
EXPIRATION                     LOCAL                    VALUE IN           IN EXCHANGE         APPRECIATION
  DATE                       CURRENCY                      USD               FOR USD          (DEPRECIATION)
----------                   --------                   --------           -----------        --------------
 6/14/04                CAD      1,000,000                726,306             745,240         $       18,934
 7/12/04                EUR      1,500,000              1,794,844           1,799,100                  4,256
 7/14/04                EUR      2,650,000              3,170,742           3,145,232                (25,510)
 7/14/04                GBP        900,000              1,586,112           1,586,905                    793
 5/04/04                HUF    247,566,541              1,182,116           1,162,967                (19,149)
                                                                                              --------------
             Net unrealized depreciation on forward foreign exchange contracts to sell        $      (20,676)
                                                                                              ==============

                             GLOSSARY OF CURRENCIES

     CAD   --   Canadian Dollar            GBP   --   British Pound Sterling
     EUR   --   Euro                       HUF   --   Hungarian Forint

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2004 (UNAUDITED)

                                                                  JULIUS BAER          JULIUS BAER              JULIUS BAER
                                                               TOTAL RETURN BOND   INTERNATIONAL EQUITY   GLOBAL HIGH YIELD BOND
                                                                     FUND                  FUND                    FUND
                                                               -----------------   --------------------   ----------------------
ASSETS:
   Investments in securities, at value (Cost $70,449,159 ,
     $4,686,444,241 and $65,562,304, respectively)             $      73,165,122   $      5,203,474,498   $           67,873,812
   Foreign currency, at value (Cost $165,824 , $444,894,431
     and $3,341,877, respectively)                                       162,995            447,618,100                3,235,534
   Receivables:
     Investments sold                                                         --            449,604,454                3,195,561
     Fund shares sold                                                     53,300             16,434,291                  102,116
     Interest and dividends                                            1,321,935             14,700,803                1,438,690
     Receivable for open swap contracts                                       --             26,687,309                       --
     Tax reclaim                                                              --              1,509,710                       --
   Unrealized appreciation on forward foreign exchange
     contracts                                                           474,409             19,953,809                   23,983
   Prepaid expenses                                                          222                  6,145                       76
                                                               -----------------   --------------------   ----------------------
   Total Assets                                                       75,177,983          6,179,989,119               75,869,772
                                                               -----------------   --------------------   ----------------------
LIABILITIES:
   Payables:
     Investments purchased                                                    --             31,525,084                       --
     Fund shares repurchased                                              28,074              2,260,787                       --
     Payable for daily variation margin on open financial
       futures contracts                                                      --              3,060,356                       --
     Payable for open swap contracts                                          --                     --                    3,125
     Collateral for securities loaned (Note 8)                                --            722,806,547                       --
     Investment advisory fee payable (Note 2)                             40,472              4,039,937                   32,431
   Unrealized depreciation on forward foreign exchange
     contracts                                                           535,380             28,231,825                   44,659
   Accrued expenses and other payables                                    32,412              1,674,718                   22,906
                                                               -----------------   --------------------   ----------------------
   Total Liabilities                                                     636,338            793,599,254                  103,121
                                                               -----------------   --------------------   ----------------------
NET ASSETS                                                     $      74,541,645   $      5,386,389,865   $           75,766,651
                                                               =================   ====================   ======================
NET ASSETS CONSIST OF:
   Par value                                                   $           5,746   $            198,042   $                6,507
   Paid in capital in excess of par value                             71,108,931          4,712,739,367               71,478,444
   Undistributed net investment income                                  (199,650)           (28,405,427)                  23,248
   Accumulated net realized gain on investments sold,
     forward foreign exchange contracts, foreign currency
     transactions, options, and swap contracts                           913,589            166,386,907                2,065,678
   Net unrealized appreciation on investments, forward
     foreign exchange contracts, foreign currency related
     transactions, options, and swap contracts                         2,713,029            535,470,976                2,192,774
                                                               -----------------   --------------------   ----------------------
NET ASSETS                                                     $      74,541,645   $      5,386,389,865   $           75,766,651
                                                               =================   ====================   ======================
   CLASS A                                                     $      59,470,094   $      2,777,041,755   $           33,320,061
                                                               -----------------   --------------------   ----------------------
   CLASS I                                                     $      15,071,551   $      2,609,348,110   $           42,446,590
                                                               -----------------   --------------------   ----------------------
SHARES OUTSTANDING
   CLASS A                                                             4,585,639            102,837,561                2,852,804
                                                               -----------------   --------------------   ----------------------
   CLASS I                                                             1,160,027             95,204,081                3,654,539
                                                               -----------------   --------------------   ----------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   CLASS A                                                     $           12.97   $              27.00   $                11.68
                                                               -----------------   --------------------   ----------------------
   CLASS I                                                     $           12.99   $              27.41   $                11.61
                                                               -----------------   --------------------   ----------------------

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2004 (UNAUDITED)

                                                                  JULIUS BAER          JULIUS BAER              JULIUS BAER
                                                               TOTAL RETURN BOND   INTERNATIONAL EQUITY   GLOBAL HIGH YIELD BOND
                                                                     FUND                  FUND                    FUND
                                                               -----------------   --------------------   ----------------------
INVESTMENT INCOME:
   Interest                                                    $       1,260,107   $          4,868,296   $            2,908,275
   Dividends+                                                                 --             30,808,900                       --
                                                               -----------------   --------------------   ----------------------
                                                                       1,260,107             35,677,196                2,908,275
                                                               -----------------   --------------------   ----------------------
EXPENSES:
   Investment advisory fee (Note 2)                                      254,880             19,894,601                  295,550
   Custody fees                                                           22,680              1,341,195                   31,972
   Administration fees                                                    15,692              1,576,215                    7,460
   Professional fees                                                       2,902                160,250                    2,752
   Trustees' fees and expenses (Note 2)                                    1,545                 67,056                      711
   Registration and filing fees                                           29,210                313,428                   29,752
   Shareholder reports                                                    22,711                618,416                    6,276
   Insurance premium expense                                                 664                 18,336                      226
   Interest expense                                                           --                647,287                       --
   Miscellaneous fees                                                      3,104                 67,660                    2,629
                                                               -----------------   --------------------   ----------------------
     Total expenses common to all classes                                353,388             24,704,444                  377,328
   Transfer agent fees
     Class A                                                              12,748                219,150                    5,418
     Class I                                                               2,464                 59,780                    9,006
   Distribution and shareholder servicing fees
     (Class A) (Note 3)                                                   78,757              2,950,262                   39,113
                                                               -----------------   --------------------   ----------------------
     Total gross expenses                                                447,357             27,933,636                  430,865
   Less: Custody Offset Arrangement (Note 2)                              (1,664)              (391,514)                 (10,871)
   Reimbursement of expenses previously assumed by the
     adviser (Note 2)                                                         --                     --                   13,120
                                                               -----------------   --------------------   ----------------------
     Net expenses                                                        445,693             27,542,122                  433,114
                                                               -----------------   --------------------   ----------------------
NET INVESTMENT INCOME                                                    814,414              8,135,074                2,475,161
                                                               -----------------   --------------------   ----------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   (NOTES 1 AND 4):
   Realized gain (loss) on:
     Investments                                                         734,916            175,447,042                1,973,819
     Financial futures contracts                                              --             35,862,634                       --
     Written Options                                                          --                     --                   11,010
     Interest rate swap contracts                                             --                     --                  (47,500)
     Forward foreign exchange contracts                                   49,294             (3,246,179)                  (4,555)
     Foreign currency transactions                                       138,232             18,782,936                  158,605
                                                               -----------------   --------------------   ----------------------
       Net realized gain on investments                                  922,442            226,846,433                2,091,379
                                                               -----------------   --------------------   ----------------------
   Net change in unrealized appreciation (depreciation) on:
     Investments                                                        (366,935)           169,660,705                  171,906
     Financial futures contracts                                              --             (2,215,531)                      --
     Written options                                                          --                     --                   (5,505)
     Interest rate swap contracts                                             --             10,285,913                   (3,125)
     Forward foreign exchange contracts                                 (381,903)            (7,873,185)                 (21,048)
     Currencies and net other assets                                      18,844             (3,824,148)                (113,374)
                                                               -----------------   --------------------   ----------------------
       Net change in unrealized appreciation
          (depreciation) of investments                                 (729,994)           166,033,754                   28,854
                                                               -----------------   --------------------   ----------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                          192,448            392,880,187                2,120,233
                                                               -----------------   --------------------   ----------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $       1,006,862   $        401,015,261   $            4,595,394
                                                               =================   ====================   ======================

----------
+ Net of foreign withholding taxes of $3,871,386 for the International Equity Fund.

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER TOTAL RETURN BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE SIX MONTH
                                                                 PERIOD ENDED          FOR THE YEAR
                                                                APRIL 30, 2004             ENDED
                                                                  (UNAUDITED)        OCTOBER 31, 2003
                                                               -----------------    -------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                          $         814,414    $         1,480,428
Net realized gain on investments                                         922,442              2,175,240
Net change in unrealized appreciation (depreciation) of
   investments                                                          (729,994)             1,900,410
                                                               -----------------    -------------------
Net increase in net assets resulting from operations                   1,006,862              5,556,078
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
Distributions from net investment income
   Class A                                                            (1,375,683)            (1,320,356)
   Class I                                                              (362,290)              (259,106)
Distributions from realized gain
   Class A                                                            (1,092,659)              (417,182)
   Class I                                                              (271,240)               (24,725)
FUND SHARE TRANSACTIONS (NOTE 5):
Proceeds from sale of shares
   Class A                                                             8,460,056             56,518,605
   Class I                                                             5,212,332             19,967,365
Net Asset Value of shares issued to shareholders in payment
   of distributions declared
   Class A                                                             2,202,445              1,401,295
   Class I                                                               444,850                173,279
Cost of shares redeemed
   Class A                                                           (12,951,064)           (31,480,448)
   Class I                                                            (4,368,290)            (7,503,559)
                                                               -----------------    -------------------
   Net increase (decrease) from Fund share transactions                 (999,671)            39,076,537
                                                               -----------------    -------------------
Net increase (decrease) in net assets                                 (3,094,681)            42,611,246
NET ASSETS:
Beginning of year                                                     77,636,326             35,025,080
                                                               -----------------    -------------------
End of year (including undistributed net investment income
   (loss) of ($199,650) and $723,909, respectively)            $      74,541,645    $        77,636,326
                                                               =================    ===================

                       See Notes to Financial Statements.

JULIUS BAER INTERNATIONAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE SIX MONTH
                                                                 PERIOD ENDED          FOR THE YEAR
                                                                APRIL 30, 2004             ENDED
                                                                  (UNAUDITED)        OCTOBER 31, 2003
                                                               -----------------    -------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                          $       8,135,074    $        16,977,129
Net realized gain on investments                                     226,846,433             86,483,393
Net change in unrealized appreciation (depreciation) of
   investments                                                       166,033,754            395,222,096
                                                               -----------------    -------------------
Net increase in net assets resulting from operations                 401,015,261            498,682,618
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
Distributions from net investment income
   Class A                                                           (26,677,968)           (11,565,357)
   Class I                                                           (23,046,877)            (8,150,545)
FUND SHARE TRANSACTIONS (NOTE 5):
Proceeds from sale of shares
   Class A                                                         1,044,927,830          1,109,012,393
   Class I                                                         1,440,170,636            675,520,231
Net Asset Value of shares issued to shareholders in payment
   of distributions declared
   Class A                                                            25,099,501             10,393,137
   Class I                                                            18,987,792              5,781,574
Cost of shares redeemed
   Class A                                                          (189,209,150)          (316,182,647)
   Class I                                                          (123,960,699)          (175,463,224)
                                                               -----------------    -------------------
   Net increase (decrease) from Fund share transactions            2,216,015,910          1,309,061,464
                                                               -----------------    -------------------
Net increase (decrease) in net assets                              2,567,306,326          1,788,028,180
NET ASSETS:
Beginning of year                                                  2,819,083,539          1,031,055,359
                                                               -----------------    -------------------
End of year (including undistributed net investment income
   (loss) of ($28,405,427) and $13,184,344, respectively)      $   5,386,389,865    $     2,819,083,539
                                                               =================    ===================

                       See Notes to Financial Statements.

JULIUS BAER GLOBAL HIGH YIELD BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE SIX MONTH
                                                                 PERIOD ENDED          FOR THE YEAR
                                                                APRIL 30, 2004             ENDED
                                                                  (UNAUDITED)       OCTOBER 31, 2003(1)
                                                               -----------------    -------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                          $       2,475,161    $         1,274,818
Net realized gain on investments                                       2,091,379                494,089
Net change in unrealized appreciation of investments                      28,854              2,163,920
                                                               -----------------    -------------------
Net increase in net assets resulting from operations                   4,595,394              3,932,827
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
Distributions from net investment income
   Class A                                                              (955,826)              (927,164)
   Class I                                                            (1,541,117)              (328,718)
Distributions from realized gain
   Class A                                                              (186,858)                    --
   Class I                                                              (312,616)                    --
FUND SHARE TRANSACTIONS (NOTE 5):
Proceeds from sale of shares
   Class A                                                            10,200,054             26,060,308
   Class I                                                            29,933,363             22,158,303
Net Asset Value of shares issued to shareholders in payment
   of distributions declared
   Class A                                                               844,284                744,053
   Class I                                                               245,164                166,198
Cost of shares redeemed
   Class A                                                            (6,488,317)              (594,266)
   Class I                                                            (9,600,495)            (2,177,920)
                                                               -----------------    -------------------
   Net increase from Fund share transactions                          25,134,053             46,356,676
                                                               -----------------    -------------------
Net increase in net assets                                            26,733,030             49,033,621
NET ASSETS:
Beginning of year                                                     49,033,621                     --
                                                               -----------------    -------------------
End of year (including undistributed net investment income
   of $23,248 and $45,030, respectively)                       $      75,766,651    $        49,033,621
                                                               =================    ===================

----------
(1) For the period from December 17, 2002 (commencement of operations) to October 31, 2003.

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
JULIUS BAER TOTAL RETURN BOND FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          CLASS A
                                                     -------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED               YEAR ENDED OCTOBER 31,
                                                     APRIL 30, 2004        ---------------------------
                                                      (UNAUDITED)              2003          2002(1)
                                                     --------------        ------------     ----------
Net Asset Value, beginning of period                 $        13.34        $      12.55     $    12.10
                                                     --------------        ------------     ----------
Income (Loss) from investment operations:
   Net investment income                                       0.14                0.30           0.44
   Net realized and unrealized gain (loss) on
     investments                                               0.01                0.92           0.49
                                                     --------------        ------------     ----------
     Total income (loss) from investment
       operations                                              0.15                1.22           0.93
                                                     --------------        ------------     ----------
Less distributions:
   From net realized gains on investments                     (0.23)              (0.11)            --
   From net investment income                                 (0.29)              (0.32)         (0.47)
   From capital (Note 1)                                         --                  --          (0.01)
                                                     --------------        ------------     ----------
     Total distributions                                      (0.52)              (0.43)         (0.48)
                                                     --------------        ------------     ----------
Net Asset Value, end of period                       $        12.97        $      13.34     $    12.55
                                                     ==============        ============     ==========
Total Return                                                   1.14%(7)            9.83%          7.86%
                                                     ==============        ============     ==========
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)                 $       59,470        $     63,449     $   33,858
Ratio of net investment income to average
   net assets                                                  2.03%(3)            2.24%          3.65%
Ratio of expenses to average net assets (2)                    1.19%(3)            1.16%          1.28%
Ratio of total net expenses to average net assets              1.19%(3)            1.16%          1.28%(4)
Portfolio turnover rate                                          26%                160%           156%
Redemption fees per share (5)                                    --(6)             0.01             --

                                                                          CLASS A
                                                     ----------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                                     ----------------------------------------------
                                                        2001              2000              1999
                                                     ----------        ----------        ----------
Net Asset Value, beginning of period                 $    11.09        $    11.48        $    12.22
                                                     ----------        ----------        ----------
Income (Loss) from investment operations:
   Net investment income                                   0.54              0.53              0.51
   Net realized and unrealized gain (loss) on
     investments                                           0.95             (0.44)            (0.77)
                                                     ----------        ----------        ----------
     Total income (loss) from investment
       operations                                          1.49              0.09             (0.26)
                                                     ----------        ----------        ----------
Less distributions:
   From net realized gains on investments                    --                --                --
   From net investment income                             (0.36)            (0.26)            (0.41)
   From capital (Note 1)                                  (0.12)            (0.22)            (0.07)
                                                     ----------        ----------        ----------
     Total distributions                                  (0.48)            (0.48)            (0.48)
                                                     ----------        ----------        ----------
Net Asset Value, end of period                       $    12.10        $    11.09        $    11.48
                                                     ==========        ==========        ==========
Total Return                                              13.73%             0.82%            (2.17)%
                                                     ==========        ==========        ==========
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)                 $   24,119        $   21,794        $   21,500
Ratio of net investment income to average
   net assets                                              4.70%             4.80%             4.11%
Ratio of expenses to average net assets (2)                1.16%             1.28%             1.36%
Ratio of total net expenses to average net assets          1.16%(4)          1.27%(4)          1.36%(4)
Portfolio turnover rate                                      96%               79%              136%
Redemption fees per share (5)                                --                --                --

-------
(1) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 3.63% to 3.65%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(2) Expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
(3)  Annualized.
(4) The net expenses of the Fund reflect a waiver of fees by the Fund's investment adviser. Had such action not been taken, the operating expense ratios would have been 1.38%, 1.49%, 1.60%, and 1.69% for the years ended October 31, 2002, 2001, 2000, and 1999, respectively.
(5)  Based on average shares outstanding during the period.
(6)  Amount is less than 0.01 per share.
(7)  Not annualized.

                       See Notes to Financial Statements.

                                                                                 CLASS I
                                                     ----------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                      YEAR ENDED OCTOBER 31,
                                                     APRIL 30, 2004       ------------------------------------------
                                                      (UNAUDITED)             2003          2002(1)           2001
                                                     --------------       ------------     ----------      ----------
Net Asset Value, beginning of period                 $        13.37       $      12.56     $    12.07      $    11.03
                                                     --------------       ------------     ----------      ----------
Income (Loss) from investment operations:
   Net investment income                                       0.14               0.37           0.48            0.59
   Net realized and unrealized gain (loss) on
     investments                                               0.02               0.89           0.50            0.94
                                                     --------------       ------------     ----------      ----------
     Total income (loss) from investment
       operations                                              0.16               1.26           0.98            1.53
                                                     --------------       ------------     ----------      ----------
Less distributions:
   From net realized gains on investments                     (0.23)             (0.11)            --              --
   From net investment income                                 (0.31)             (0.34)         (0.48)          (0.39)
   From capital (Note 1)                                         --                 --          (0.01)          (0.10)
                                                     --------------       ------------     ----------      ----------
     Total distributions                                      (0.54)             (0.45)         (0.49)          (0.49)
                                                     --------------       ------------     ----------      ----------
Net Asset Value, end of period                       $        12.99       $      13.37     $    12.56      $    12.07
                                                     ==============       ============     ==========      ==========
Total Return                                                   1.21%(8)          10.19%          8.41%          14.20%
                                                     ==============       ============     ==========      ==========
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)                 $       15,072       $     14,188     $    1,167      $      538
Ratio of net investment income to average net
  assets                                                       2.28%(4)           2.50%          4.00%           5.13%
Ratio of expenses to average net assets (3)                    0.93%(4)           0.90%          0.85%           0.74%
Ratio of total net expenses to average net assets              0.93%(4)           0.89%          0.85%(5)        0.74%(5)
Portfolio turnover rate                                          26%               160%           156%             96%
Redemption fees per share (6)                                    --(7)              --(7)          --              --

                                                           CLASS I
                                                     -------------------
                                                           PERIOD
                                                            ENDED
                                                     OCTOBER 31, 2000(2)
                                                     -------------------
Net Asset Value, beginning of period                 $             11.54
                                                     -------------------
Income (Loss) from investment operations:
   Net investment income                                            0.47
   Net realized and unrealized gain (loss) on
     investments                                                   (0.49)
                                                     -------------------
     Total income (loss) from investment
       operations                                                  (0.02)
                                                     -------------------
Less distributions:
   From net realized gains on investments                             --
   From net investment income                                      (0.28)
   From capital (Note 1)                                           (0.21)
                                                     -------------------
     Total distributions                                           (0.49)
                                                     -------------------
Net Asset Value, end of period                       $             11.03
                                                     ===================
Total Return                                                       (0.14)%
                                                     ===================
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)                 $               654
Ratio of net investment income to average net
  assets                                                            4.39%(4)
Ratio of expenses to average net assets (3)                         1.67%(4)
Ratio of total net expenses to average net assets                   1.66%(4)(5)
Portfolio turnover rate                                               79%
Redemption fees per share (6)                                         --

-------

(1) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 3.98% to 4.00%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(2) Class I shares commenced operations on November 17, 1999. The opening net asset value per share was equal to the ending net asset value of Class A shares on the day prior to commencement of operations.
(3) Expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
(4)  Annualized.
(5) The net expenses of the Fund reflect a waiver of fees by the Fund's investment adviser. Had such action not been taken, the operating expense ratios would have been 0.95%, 1.07% and 1.99% for the years or periods ended October 31, 2002, 2001, and 2000, respectively.
(6)  Based on average shares outstanding during the period.
(7)  Amount is less than 0.01 per share.
(8)  Not annualized.

                       See Notes to Financial Statements.

JULIUS BAER INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          CLASS A
                                                     -------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED               YEAR ENDED OCTOBER 31,
                                                     APRIL 30, 2004        ---------------------------
                                                      (UNAUDITED)              2003          2002(1)
                                                     --------------        ------------     ----------
Net Asset Value, beginning of period                 $        24.45        $      19.60     $    19.95
                                                     --------------        ------------     ----------
Income (Loss) from investment operations:
   Net investment income (loss)                                0.06                0.24           0.11
   Net realized and unrealized gain (loss) on
     investments                                               2.82                4.93          (0.46)
                                                     --------------        ------------     ----------
     Total income (loss) from investment
       operations                                              2.88                5.17          (0.35)
                                                     --------------        ------------     ----------
Less distributions:
   From net realized gains on investments                        --                  --             --
   From net investment income                                 (0.33)              (0.32)            --
                                                     --------------        ------------     ----------
     Total distributions                                      (0.33)              (0.32)            --
                                                     --------------        ------------     ----------
Net Asset Value, end of period                       $        27.00        $      24.45     $    19.60
                                                     ==============        ============     ==========
Total Return                                                  11.81%(6)           26.78%         (1.75)%
                                                     ==============        ============     ==========
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)                 $    2,777,042        $  1,705,074     $  615,897
Ratio of net investment income to average
   net assets                                                  0.22%(2)            0.83%          0.49%
Ratio of expenses to average net assets (1)                    1.38%(2)            1.37%          1.51%
Ratio of total net expenses to average
   net assets                                                  1.36%(2)            1.31%          1.43%
Portfolio turnover rate                                          81%                114%            93%
Redemption fees per share (4)                                    --(5)             0.01             --

                                                                         CLASS A
                                                     ----------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                                     ----------------------------------------------
                                                        2001              2000              1999
                                                     ----------        ----------        ----------
Net Asset Value, beginning of period                 $    25.06        $    21.80        $    15.39
                                                     ----------        ----------        ----------
Income (Loss) from investment operations:
   Net investment income (loss)                            0.07              0.05             (0.07)
   Net realized and unrealized gain (loss) on
     investments                                          (5.18)             5.04              6.87
                                                     ----------        ----------        ----------
     Total income (loss) from investment
       operations                                         (5.11)             5.09              6.80
                                                     ----------        ----------        ----------
Less distributions:
   From net realized gains on investments                    --             (1.76)            (0.39)
   From net investment income                                --             (0.07)               --
                                                     ----------        ----------        ----------
     Total distributions                                     --             (1.83)            (0.39)
                                                     ----------        ----------        ----------
Net Asset Value, end of period                       $    19.95        $    25.06        $    21.80
                                                     ==========        ==========        ==========
Total Return                                             (20.49)%           24.60%            44.86%
                                                     ==========        ==========        ==========
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)                 $  287,174        $  234,482        $   87,953
Ratio of net investment income to average
   net assets                                              0.36%             0.32%            (0.48)%
Ratio of expenses to average net assets (1)                1.53%             1.42%             1.96%
Ratio of total net expenses to average
   net assets                                              1.40%             1.37%(3)          1.96%
Portfolio turnover rate                                      89%               72%               73%
Redemption fees per share (4)                                --                --                --

----------
(1) Expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
(2)  Annualized.
(3) The net expenses of the Fund reflect a waiver of fees by the Fund's investment adviser. Had such action not been taken, the operating expense ratio would have been 1.52% for the year ended October 31, 2000.
(4)  Based on average shares outstanding during the period.
(5)  Amount is less than 0.01 per share.
(6)  Not annualized.

                       See Notes to Financial Statements.

                                                                                 CLASS I
                                                     ----------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                       YEAR ENDED OCTOBER 31,
                                                     APRIL 30, 2004        ------------------------------------------
                                                      (UNAUDITED)               2003           2002           2001
                                                     --------------        ------------     ----------     ----------
Net Asset Value, beginning of period                 $        24.79        $      19.79     $    20.08     $    25.16
                                                     --------------        ------------     ----------     ----------
Income (Loss) from investment operations:
   Net investment income                                       0.07                0.28           0.21           0.14
   Net realized and unrealized gain (loss) on
     investments                                               2.89                5.05          (0.45)         (5.16)
                                                     --------------        ------------     ----------     ----------
     Total income (loss) from investment
       operations                                              2.96                5.33          (0.24)         (5.02)
                                                     --------------        ------------     ----------     ----------
Less distributions:
   From net investment income                                 (0.34)              (0.33)         (0.05)         (0.06)
                                                     --------------        ------------     ----------     ----------
     Total distributions                                      (0.34)              (0.33)         (0.05)         (0.06)
                                                     --------------        ------------     ----------     ----------
Net Asset Value, end of period                       $        27.41        $      24.79     $    19.79     $    20.08
                                                     ==============        ============     ==========     ==========
Total Return                                                  11.97%(8)           27.39%         (1.21)%       (20.10)%
                                                     ==============        ============     ==========     ==========
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)                 $    2,609,348        $  1,114,010     $  415,159     $  219,614
Ratio of net investment income to average net
   assets                                                      0.54%(3)            1.16%          0.99%          0.86%
Ratio of expenses to average net assets (4)                    1.13%(3)            1.08%          1.00%          1.02%
Ratio of total net expenses to average net assets              1.11%(3)            1.02%          0.92%          0.89%
Portfolio turnover rate                                          81%                114%            93%            89%
Redemption fees per share (6)                                    --(7)             0.01             --             --

                                                           CLASS I
                                                     -------------------
                                                           PERIOD
                                                            ENDED
                                                     OCTOBER 31, 2000(1)
                                                     -------------------
Net Asset Value, beginning of period                 $             22.19
                                                     -------------------
Income (Loss) from investment operations:
   Net investment income                                            0.22
   Net realized and unrealized gain (loss) on
     investments                                                    2.75
                                                     -------------------
     Total income (loss) from investment
       operations                                                   2.97
                                                     -------------------
Less distributions:
   From net investment income                                         --(2)
                                                     -------------------
     Total distributions                                              --
                                                     -------------------
Net Asset Value, end of period                       $             25.16
                                                     ===================
Total Return                                                       13.53%
                                                     ===================
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)                 $           164,665
Ratio of net investment income to average net
   assets                                                           1.10%
Ratio of expenses to average net assets (4)                         0.88%(3)
Ratio of total net expenses to average net assets                   0.83%(3)(5)
Portfolio turnover rate                                               72%
Redemption fees per share (6)                                         --

----------
(1) Class I shares commenced operations on November 17, 1999. The opening net asset value per share was equal to the net asset value of Class A shares on the day prior to commencement of operations.
(2)  Amount is less than 0.01 per share.
(3)  Annualized.
(4) Expense ratio without taking into consideration any expense reductions related to expense offset arrangements
(5) The net expenses of the Fund reflect a waiver of fees by the Fund's investment adviser. Had such action not been taken, the operating expense ratio would have been 0.98% for the period ended October 31, 2000.
(6)  Based on average shares outstanding during the period.
(7)  Amount is less than 0.01 per share.
(8)  Not annualized.

                       See Notes to Financial Statements.

JULIUS BAER GLOBAL HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                CLASS A
                                                               -----------------------------------------
                                                                 SIX MONTHS
                                                                    ENDED                  PERIOD
                                                               APRIL 30, 2004               ENDED
                                                                (UNAUDITED)          OCTOBER 31, 2003(1)
                                                               --------------        -------------------
Net Asset Value, beginning of period                           $        11.43        $             10.00
                                                               --------------        -------------------
Income (Loss) from investment operations:
   Net investment income                                                 0.36                       0.64(2)
   Net realized and unrealized gain on investments                       0.32                       1.37
                                                               --------------        -------------------
     Total income from investment operations                             0.68                       2.01
                                                               --------------        -------------------
Less distributions:
   From net realized gains on investments                               (0.07)                        --
   From net investment income                                           (0.36)                     (0.58)
                                                               --------------        -------------------
     Total distributions                                                (0.43)                     (0.58)
                                                               --------------        -------------------
Net Asset Value, end of period                                 $        11.68        $             11.43
                                                               ==============        ===================
Total Return (7)                                                         5.99%                     20.57%
                                                               ==============        ===================
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)                           $       33,320        $            28,195
Ratio of net investment income to average net assets                     6.11%(3)                   6.71%(3)
Ratio of expenses to average net assets (4)                              1.28%(3)                   1.26%(3)
Ratio of total net expenses to average net assets                        1.25%(3)                   1.25%(3)(5)
Portfolio turnover rate                                                    60%                        83%
Redemption fees per share (2)                                              --(6)                      --

----------
(1)  Class A shares commenced operations on December 17, 2002.
(2)  Based on average shares outstanding during the period.
(3)  Annualized.
(4) Expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
(5) The Adviser has contractually agreed to reimburse certain expenses of the Fund through December 31, 2004, so that net annual operating expenses of the Fund based on average net assets are limited to 1.25%. Had such actions not been taken, the operating expense ratio would have been 1.95%.
(6)  Amount is less than 0.01 per share.
(7)  Not annualized.

                       See Notes to Financial Statements.


                                                                                CLASS I
                                                               -----------------------------------------
                                                                 SIX MONTHS
                                                                    ENDED                  PERIOD
                                                               APRIL 30, 2004               ENDED
                                                                (UNAUDITED)          OCTOBER 31, 2003(1)
                                                               --------------        -------------------
Net Asset Value, beginning of period                           $        11.36        $             10.00
                                                               --------------        -------------------
Income (Loss) from investment operations:
   Net investment income                                                 0.37                       0.57(2)
   Net realized and unrealized gain on investments                       0.32                       1.35
                                                               --------------        -------------------
     Total income from investment operations                             0.69                       1.92
                                                               --------------        -------------------
Less distributions:
   From net realized gains on investments                               (0.07)                        --
   From net investment income                                           (0.37)                     (0.56)
                                                               --------------        -------------------
     Total distributions                                                (0.44)                     (0.56)
                                                               --------------        -------------------
Net Asset Value, end of period                                 $        11.61        $             11.36
                                                               ==============        ===================
Total Return (7)                                                         6.16%                     19.66%
                                                               ==============        ===================
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)                           $       42,446        $            20,839
Ratio of net investment income to average net assets                     6.41%(3)                   6.91%(3)
Ratio of expenses to average net assets (4)                              1.03%(3)                   1.02%(3)
Ratio of total net expenses to average net assets                        1.00%(3)                   1.00%(3)(5)
Portfolio turnover rate                                                    60%                        83%
Redemption fees per share (2)                                              --(6)                      --

----------
(1)  Class I shares commenced operations on January 30, 2003.
(2)  Based on average shares outstanding during the period.
(3)  Annualized.
(4) Expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
(5) The Adviser has contractually agreed to reimburse certain expenses of the Fund through December 31, 2004, so that net annual operating expenses of the Fund based on average net assets are limited to 1.00%. Had such actions not been taken, the operating expense ratio would have been 1.41%.
(6)  Amount is less than 0.01 per share.
(7)  Not annualized.

                       See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

     Julius Baer Investment Funds (the "Trust") are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently offers three investment funds: Julius Baer Total Return Bond Fund (the "Total Return Fund") (formerly known as the Julius Baer Global Income
Fund), Julius Baer International Equity Fund (the "International Equity Fund") and Julius Baer Global High Yield Bond Fund (the "High Yield Bond Fund") (individually, a "Fund" and collectively, the "Funds"). The Trust is a Massachusetts business trust.

     Each Fund currently offers two share classes, Class A and Class I. The two classes of shares are offered to different types of investors and have different expense structures, as outlined in the Trust's Prospectus. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses that are not attributable to a specific class are allocated daily to each class based on its relative net assets. Class I shares commenced operations on November 17, 1999 for the Total Return Fund and the International Equity Fund and on January 30, 2003 for the High Yield Bond Fund.

     The Total Return Fund's investment objective is to provide total return through changes in the market value of the Fund's portfolio securities and income received from its portfolio securities by investing in a non-diversified portfolio of high quality fixed income securities of governmental, supranational and corporate issuers denominated in various currencies, including United States (U.S.) dollars. The International Equity Fund's investment objective is long-term growth of capital from primarily investing in a diversified portfolio of common stocks of foreign issuers of all sizes. The High Yield Bond Fund's investment objective is to maximize total return, principally through a high level of current income, and secondarily through capital appreciation by investing in a diversified portfolio of below investment grade, fixed income securities (commonly know as "junk bonds") of issues located throughout the world.

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

     PORTFOLIO VALUATION: Each Fund's investments are valued at market value. A security which is traded primarily on a United States or foreign stock exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current quoted bid and asked prices. Portfolio securities which are traded primarily on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time that a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust's Board of Trustees or its delegates. Debt securities (other than government securities and short-term obligations) are valued by independent pricing services approved by the Trust's Board of Trustees. Investments in government securities (other than short-term securities) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. In the absence of a readily available market value, fair value is determined by or under the direction of the Trust's Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

     REPURCHASE AGREEMENTS: The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation, in return for the use of the Fund's available cash, subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. The value of the collateral at all times is equal to at least 100% of the total amount of the repurchase obligations, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Fund's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks.

     FOREIGN CURRENCY: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments which result from changes in foreign currencies have been included in the net unrealized appreciation (depreciation) of investments. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions and the gains and losses from differences between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase trade date and sale trade date is included in realized gains and losses on security transactions.

     FORWARD FOREIGN CURRENCY CONTRACTS: Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     FINANCIAL FUTURES CONTRACTS: Upon entering into a futures contract, the Fund is required to deposit with the broker or to segregate for the benefit of the broker an amount of cash or cash equivalents equal to a certain precentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

     For long futures positions, the asset is marked-to-market daily. For short futures positions, the liability is marked-to-market daily. The daily changes in the contract are recorded as unrealized gains or losses. The Fund realizes a gain or a loss when the contract is closed.

     There are several risks connected with the use of futures contracts. The change in value of futures contracts primarily corresponds with the value of their underlying instruments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     OPTIONS: The Funds may write options to generate current income or as hedges to reduce investment risk. Each Fund may write put and call options on up to 25% of the net asset value of the securities in its portfolio and will realize fees (referred to as "premiums") for granting the rights evidenced by the options. When a Fund writes a call option or a put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market at each valuation date. When a written option expires, the Fund realizes a gain equal to the amount fo the premium originally received. When a

Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlyling security, and the liability related to such option is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. The Funds will write only covered options.

     The Funds may purchase put and call options that are traded on foreign as well as U.S. exchanges and in the over-the-counter market. Each Fund may utilize up to 2% of its assets to purchase both put and call options on portfolio securities. Purchases of put and call options are recorded as an investment, the value of which is marked-to-market at each valuation date. When a purchased option expires, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund excercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

     The International Equity Fund and the High Yield Bond Fund may purchase and sell call and put options on stock indices. A Fund's possible loss in either case will be limited to the premium paid for the option, plus related transaction costs. In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier".

     The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. There is also the risk the Fund may not be able to enter ito a closing transaction because of an illiquid secondary market. In addition, the Fund could be exposed to risks if the counterparties to the transaction are unable to meet the terms of the contracts.

     SWAPS: Among the transactions into which the Funds may enter are interest rate, currency, index and total return swaps. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices.

     The Funds will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps are entered into for good faith hedging purposes, the Adviser believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser.

If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.

     SECURITIES LENDING: The International Equity Fund has established a securities lending agreement with Investors Bank & Trust Company in which the Fund lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. The Fund may loan securities to brokers, dealers, and financial institutions determined by Julius Baer to be creditworthy, subject to certain limitations. Under the agreement, the Fund continues to earn interest on the securities loaned. Collateral received is generally cash, and the Fund invests the cash and receives any interest on the amount invested, but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on an accrual basis and includes amortization and accretion of bond premiums and discounts. Dividend income is recorded on the ex-dividend date or when the Fund becomes aware of dividend distribution. It is expected that certain capital gains earned by the Funds and certain dividends and interest received by the Funds will be subject to foreign withholding taxes.

     AMORTIZATION OF BOND PREMIUM AND ACCRETION OF BOND DISCOUNT: Effective November 1, 2001, the Total Return Fund and the International Equity Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on all fixed-income securities. Prior to November 1, 2001, the Funds did not amortize market premiums on fixed-income securities.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-dividend date. Each Fund intends to distribute annually to its shareholders substantially all of its taxable income. The Total Return Fund and the High Yield Bond Fund declares and pay monthly dividends. The International Equity Fund declares and pays dividends from its net investment income, if any, annually. The Funds will distribute net realized capital gains, if any, annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees to avoid the application of the excise tax imposed under Section 4982 of the Internal Revenue Code of 1986, as amended, for certain undistributed amounts. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds as a whole.

     FEDERAL INCOME TAXES: The Trust intends that each Fund separately qualify as a regulated investment company for U.S. federal income tax purposes. Accordingly, the Funds do not anticipate that any income taxes will be paid.

2. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS

     Julius Baer Investment Management, LLC ("JBIM" or "Adviser") (formerly, Julius Baer Investment Management, Inc.) serves as the investment adviser. The Total Return Fund pays JBIM a quarterly fee calculated at an annual rate of 0.65% of average daily net assets. The Adviser had agreed to waive 0.325% of its advisory fee on the first $25 million of the Total Return Fund's average daily net assets until February 28, 2002, at which time the waiver expired. The International Equity Fund pays JBIM a quarterly fee calculated at an annual rate of 0.90% of average daily net assets. The High Yield Bond Fund pays JBIM a quarterly fee calculated at an annual rate of 0.75% of average daily net assets. The Adviser has contractually agreed to reimburse certain expenses of the High Yield Bond Fund through December 31, 2004, so that the net operating expenses of the High Yield Bond Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses) based on average net assets are limited to 1.25% and 1.00% of the Class A and Class I shares, respectively (the "Expense Limit"). The High Yield Bond Fund has agreed to repay the Adviser for expenses reimbursed to the High Yield Bond Fund provided that repayment does not cause the High Yield Bond Fund's annual operating expenses to exceed the Expense Limit. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. For the six months ended April 30, 2004 the Adviser reimbursed $13,120 to the High Yield Bond Fund. As of April 30, 2004, the Adviser's contingent liablility to the High Yield Bond Fund is $103,536.

     From November 17, 1999 through December 28, 2002, Bank Julius Baer served as Co-Administrator of the Class A shares for the Total Return Fund and International Equity Fund and was paid a fee for providing administrative and shareholder services at an annual rate of 0.15% and 0.25% of average daily net assets of the Total Return Fund and International Equity Fund, respectively.

     No director, officer or employee of JBIM or any affiliates receives any compensation from the Trust for serving as an officer or Trustee of the Funds.

     The Funds have entered into expense offset arrangements as part of their custody agreement with Investors Bank & Trust Company. Under this arrangement, the Fund's custody fees are reduced when the Fund maintains cash on deposit at the custodian. For the six months ended April 30, 2004, custodian fees were reduced by $1,664, $391,514, and $10,871 for the Total Return Fund, International Equity Fund and High Yield Bond Fund, respectively.

     For the six months ended April 30, 2004 the International Equity Fund incurred total brokerage commissions of $17,251,653 of which $955,174 was paid to affiliates of the adviser.

3. DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

     The Trust has adopted a Shareholder Services Plan and a Distribution Plan (the "Plans") for the Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, the Funds may compensate certain financial institutions, including the distributor, for certain distribution, shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of each of the Funds' Class A shares. A Fund may expend an aggregate amount, on an annual basis, not to exceed 0.25% of the value of the average daily net assets of the Fund attributable to Class A Shares. The adviser may pay additional marketing and other distribution costs out of their profits.

     Under their terms, the Plans shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreement related to the Plans.

4. PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales (including paydowns) of securities, excluding U.S. Government securities and short-term investments, during the six months ended April 30, 2004 were as follows:

                                                 COST OF            PROCEEDS
                                                PURCHASES          FROM SALES
                                                ---------          ----------
          Total Return Bond Fund             $    13,924,097     $     8,096,237
          International Equity Fund            4,488,027,545       3,181,803,910
          High Yield Bond Fund                    55,573,216          39,157,720

     Cost of purchases and proceeds from sales of long-term U.S. Government securities during the six months ended April 30, 2004 were $5,967,252 and $12,946,684, respectively for the Total Return Fund.

     At April 30, 2004, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was:

                                              UNREALIZED            UNREALIZED
                                             APPRECIATION          DEPRECIATION
                                             -------------        --------------
          Total Return Bond Fund             $   3,419,865        $    (701,677)
          International Equity Fund            586,616,364          (69,586,107)
          High Yield Bond Fund                   2,905,829             (597,635)

5. SHARES OF BENEFICIAL INTEREST

     The Trust may issue an unlimited number of shares of beneficial interest of each Fund, with a par value of $.001 per share. Changes in outstanding shares of beneficial interest on the Total Return Fund, the International Equity Fund, and the High Yield Bond Fund were as follows:

                                                           SIX MONTH PERIOD ENDED
                                                                  04/30/04                   YEAR ENDED 10/31/03
                                                        ----------------------------    -----------------------------
                                                          SHARES         AMOUNT           SHARES          AMOUNT
                                                          ------         ------           ------          ------
TOTAL RETURN BOND FUND:
CLASS A
   Sold                                                    632,696   $     8,460,056      4,550,857   $    56,518,605
   Issued as reinvestment of dividends                     166,448         2,202,445        108,116         1,401,295
   Redeemed                                               (968,530)      (12,951,064)    (2,602,780)      (31,480,448)
                                                        ----------   ---------------    -----------   ---------------
     Net increase (decrease)                              (169,386)  $    (2,288,563)     2,056,193   $    26,439,452
                                                        ==========   ===============    ===========   ===============

CLASS I
   Sold                                                    388,965   $     5,212,332      1,535,369   $    19,967,365
   Issued as reinvestment of dividends                      33,568           444,850         12,701           173,279
   Redeemed                                               (323,763)       (4,368,290)      (579,789)       (7,503,559)
                                                        ----------   ---------------    -----------   ---------------
     Net increase                                           98,770   $     1,288,892        968,281   $    12,637,085
                                                        ==========   ===============    ===========   ===============

INTERNATIONAL EQUITY FUND:
CLASS A
   Sold                                                 39,111,742   $ 1,044,927,830     55,670,848   $ 1,109,012,393
   Issued as reinvestment of dividends                     960,495        25,099,501        537,387        10,393,137
   Redeemed                                             (6,980,053)     (189,209,150)   (17,885,456)     (316,182,647)
                                                        ----------   ---------------    -----------   ---------------
     Net increase                                       33,092,184   $   880,818,181     38,322,779   $   803,222,883
                                                        ==========   ===============    ===========   ===============

CLASS I
   Sold                                                 54,070,470   $ 1,440,170,636     33,517,641   $   675,520,231
   Issued as reinvestment of dividends                     716,514        18,987,792        297,116         5,781,574
   Redeemed                                             (4,527,258)     (123,960,699)    (9,848,417)     (175,463,224)
                                                        ----------   ---------------    -----------   ---------------
     Net increase                                       50,259,726   $ 1,335,197,729     23,966,340   $   505,838,581
                                                        ==========   ===============    ===========   ===============

                                                           SIX MONTH PERIOD ENDED
                                                                  04/30/04                   YEAR ENDED 10/31/03
                                                        ----------------------------    -----------------------------
                                                          SHARES         AMOUNT           SHARES          AMOUNT
                                                          ------         ------           ------          ------
HIGH YIELD BOND FUND:
CLASS A*
   Sold                                                    855,423   $    10,200,054      2,457,585   $    26,060,308
   Issued as reinvestment of dividends                      71,645           844,284         68,274           744,053
   Redeemed                                               (541,886)       (6,488,317)       (58,237)         (594,266)
                                                        ----------   ---------------    -----------   ---------------
     Net increase                                          385,182   $     4,556,021      2,467,622   $    26,210,095
                                                        ==========   ===============    ===========   ===============

CLASS I+
   Sold                                                  2,616,521   $    29,933,363      2,018,934   $    22,158,303
   Issued as reinvestment of dividends                      20,853           245,164         14,982           166,198
   Redeemed                                               (816,579)       (9,600,495)      (200,172)       (2,177,920)
                                                        ----------   ---------------    -----------   ---------------
     Net increase                                        1,820,795   $    20,578,032      1,833,744   $    20,146,581
                                                        ==========   ===============    ===========   ===============

----------
*  Commenced operations on December 17, 2002.
+  Commenced operations on January 30, 2003.

     The Funds assess a redemption fee of 2% for shares redeemed within 90 days of purchase. For the six months ended April 30, 2004, the Total Return Fund, International Equity Fund and High Yield Bond Fund received redemption fees of $2,154, $180,346 and $177 respectively.

6. FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

7. FEDERAL TAX INFORMATION

     At October 31, 2003, the International Equity Fund had $51,636,746 available as capital loss carryforwards which expires in 2010.

     The tax character of distributions paid for the year ended October 31, 2003 were as follows:

                                            TOTAL RETURN BOND FUND   INTERNATIONAL EQUITY FUND   HIGH YIELD BOND FUND
                                            ----------------------   -------------------------   --------------------
          Ordinary Income                        $ 1,579,462                $ 19,715,902              $ 1,255,882
          Long Term Capital Gains                $   441,907                          --                       --

     As of October 31, 2003, the components of Distributable Earnings on a tax basis for the Total Return Fund were as follows:

          Undistributed Ordinary Income                                                               $ 1,491,772
          Unrealized Appreciation                                                                     $ 3,103,180
          Undistributed Long Term Capital Gains                                                       $   927,026

     The difference between the components of Distributable Earnings on a tax basis and the amounts reflected in the statements of assets and liabilities of the Total Return Fund are primarily due to wash sales and mark-to-market on forwards. In addition, short-term capital gains are considered ordinary income for income tax purposes.

     As of October 31, 2003, the components of Distributable Earnings on a tax basis for the International Equity Fund were as follows:

          Undistributed Ordinary Income                                                             $  49,724,769
          Unrealized Appreciation                                                                   $ 324,074,017
          Capital Loss Carryforward                                                                 $ (51,636,746)

     The differences between components of Distributable Earnings on a tax basis and the amounts reflected in the statements of assets and liabilities of the International Equity Fund are primarily due to wash sales, forwards, futures and marking-to-market of passive foreign investment companies and futures.

     As of October 31, 2003, the components of Distributable Earnings on a tax basis for the High Yield Bond Fund were as follows:

          Undistributed Ordinary Income                                                               $   548,408
          Unrealized Appreciation                                                                     $ 2,125,812
          Undistributed Long Term Capital Gains                                                       $     8,503

     The differences between components of Distributable Earnings on a tax basis and the amounts reflected in the statements of assets and liabilities of the High Yield Bond Fund are primarily due to wash sales and mark-to-market on futures and forwards. In addition, short-term capital gains are considered ordinary income for income tax purposes.

8. SECURITY LENDING AGREEMENT

     The security lending income net of the loan rebate fee amounted to $1,253,933 for the six months ended April 30, 2004. At April 30, 2004 the value of the securities loaned and the value of the collateral amounted to approximately $685,294,506 and $722,806,547, respectively. In the event of counterparty default, the International Equity Fund is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The International Equity Fund bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

9. FINANCIAL FUTURES CONTRACTS

     The following financial futures contracts were outstanding on the International Equity Fund as of April 30, 2004:

                                                                                                         NET UNREALIZED
                                EXPIRATION                                                                APPRECIATION
                                   DATE           CONTRACTS          DESCRIPTION        POSITION         (DEPRECIATION)
                                ----------        ---------          -----------        --------         --------------
   International Equity Fund:
                                   06/04             450             Dax Index            Long            $   (365,235)
                                   06/04             500             Nikkei 225           Long            $ (1,555,691)
                                   06/04             715             Nikkei 225           Long            $    264,550
                                   06/04             500             Topix Index          Long            $ (1,250,525)

     At April 30, 2004, the Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.

10. WRITTEN OPTIONS

     Activity in written options for the High Yield Bond Fund for the six months ended April 30, 2004 was as follows:

                                                                                                  NUMBER
                                                                                                    OF
                                                                                  PREMIUM        CONTRACTS
                                                                                  -------        ---------
          Options outstanding at October 31, 2003                                $  23,317          30,000
          Options written                                                               --              --
          Options closed                                                           (23,317)        (30,000)
          Options outstanding at April 30, 2004                                  $      --              --

11.  SWAPS

     The International Equity Fund has entered into the following swap agreements:

     A Relative Return Swap Agreement with UBS AG (London) whereby the Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax. In exchange, the Fund will make semi-annual payments equal to 1.10% on the 1,961,000,000 JPY face value plus the repo spread (0.30% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on September 17, 2008, is recorded as a receivable for open swap contracts of $7,068,054 at April 30, 2004.

     A Relative Return Swap Agreement with UBS AG (London) whereby the Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax. In exchange, the Fund will make semi-annual payments equal to 0.80% on the 1,958,000,000 JPY face value plus the repo spread (0.32% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on June 17, 2008, is recorded as a receivable for open swap contracts of $5,867,109 at April 30, 2004.

     A Relative Return Swap Agreement with UBS AG (London) whereby the Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax. In exchange, the Fund will make semi-annual payments equal to 1.10% on the 1,961,000,000 JPY face value plus the repo spread (0.37% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on September 17, 2008, is recorded as a receivable for open swap contracts of $7,476,545 at April 30, 2004.

     A Relative Return Swap Agreement with UBS AG (London) whereby the Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax. In exchange, the Fund will make semi-annual payments equal to 0.80% on the 1,958,000,000 JPY face value plus the repo spread (0.32% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on June 17, 2008, is recorded as a receivable for open swap contracts of $6,275,601 at April 30, 2004.

     At April 30, 2004, the International Equity Fund held $32,621,993 in foreign currency as collateral for open relative return swap contracts.

     The High Yield Fund has entered into the following swap agreements:

     A Credit Default Swap Agreement with Merrill Lynch whereby the Fund will receive 4.30% times the notional amount of $3,000,000 semi-annually. The value of the contract, which terminates on March 20, 2009 is recorded as a payable for open swap contracts of $3,125 at April 30, 2004.

     At April 30, 2004, the High Yield Fund had sufficient cash as collateral for open credit default swaps.

12.  NAME CHANGE

     Effective February 29, 2004, Julius Baer Global Income Fund changed its name to Julius Baer Total Return Bond Fund.

13.  SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

     The Total Return Bond Fund (the "Fund") held a special meeting of shareholders on November 18, 2003, which was adjourned until December 31, 2003 due to the lack of a quorum. On December 31, 2003, the meeting reconvened and was again adjourned due to the lack of a quorum. The meeting reconvened on January 7, 2004. The matter below was voted upon by the shareholders and passed. The results of the vote are set forth below.

     Proposal 1: To consider the approval of a change in the investment objective of the Fund.

          Affirmative                                             2,859,073.311
          Against                                                    83,136.995
          Abstain                                                    12,104.801
          Total                                                   2,954,315.107

ITEM 2. CODE OF ETHICS.
     Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
     Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
     Not applicable to this filing.

ITEMS 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
     Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS
     Not applicable to this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable to this filing.

ITEMS 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILITAED PURCHASERS.
     Not applicable to this filing

ITEMS 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
     Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Not applicable to this filing

     (a)(2) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Julius Baer Investment Funds
             -------------------------------------------------------------------

By (Signature and Title)    /s/ Michael Quain
                           -----------------------------------------------------
                           Michael Quain
                           President

Date   7/6/04
     -------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)   /s/ Craig M Giunta
                         -------------------------------------------------------
                          Craig Giunta
                          Treasurer, Secretary
                          and Chief Financial
                          Officer

Date   7/6/04
     -------------

By (Signature and Title)   /s/ Michael Quain
                         -------------------------------------------------------
                         Michael Quain
                         President

Date   7/6/04
     -------------